RMA MONEY MARKET
PORTFOLIO

RMA U.S. GOVERNMENT
PORTFOLIO

RMA TAX-FREE FUND, INC.

RMA CALIFORNIA
MUNICIPAL MONEY FUND

RMA NEW YORK
MUNICIPAL MONEY FUND

RMA NEW JERSEY
MUNICIPAL MONEY FUND

JUNE 30, 2001

ANNUAL REPORT

UBS PAINEWEBBER RMA MONEY MARKET FUNDS                             ANNUAL REPORT

Dear Shareholder,                                                August 15, 2001

We present you with the annual report for UBS PaineWebber RMA Money Market Portfolio; UBS PaineWebber RMA U.S. Government Portfolio; UBS PaineWebber RMA Tax-Free Fund, Inc.; UBS PaineWebber RMA California Municipal Money Fund; UBS PaineWebber RMA New York Municipal Money Fund; and UBS PaineWebber RMA New Jersey Municipal Money Fund, for the fiscal year ended June 30, 2001.

MARKET REVIEW

[GRAPHIC]

The fiscal year ended June 30, 2001 marked a volatile period for the economy and a relatively strong year for fixed income investments. After a year of rapid growth and fears of inflation, the summer of 2000 began a period in which economic growth began to slow. Equity prices plummeted in the fall as growth stalled, and investors began flocking to the relative safety of high-quality fixed income investments. The last calendar year proved to be one of the best in years for money markets.

      With consumer confidence lagging, manufacturing slumping and stock prices falling, the Federal Reserve (the "Fed") began a series of interest rate cuts in early January, making a surprise 50 basis point (one basis point equals 1/100 of one percent) decrease in the Federal Funds rate on January 3. Five more rate cuts followed through June for a total 2.75% decrease, dropping the rate to 3.75% at the end of the period. Naturally, money market yields fell as interest rates declined during the past six months. Although the rate of unemployment claims was rising at the end of the fiscal year and real gross domestic product
(GDP) for the second quarter is expected to be negligible, the economy seems to have neared bottom without triggering a recession.

PORTFOLIO REVIEWS

Yields have fallen dramatically in lockstep with Federal Reserve rate decreases during the fiscal year, beginning in late 2000 when the market began to price in expected Fed Fund easing and continuing through 2001, as interest rates actually were lowered. Taking advantage of high-quality, longer-maturity issues, the RMA Money Market and RMA U.S. Government Portfolios continued to extend their maturities to lock in favorable rates. Increased demand for municipal bonds and short supply kept average maturities shorter for the RMA municipal funds. The exception was the RMA New York Municipal Money Fund, which increased its weighted average maturity from 39 days to 50 days since January. The difference between the yield of the two-year note and the Fed Funds rate of 3.75% was slightly positive. Earlier in the period, the difference was negative.

[SIDENOTE]

UBS PAINEWEBBER RMA MONEY MARKET PORTFOLIO
UBS PAINEWEBBER RMA U.S. GOVERNMENT PORTFOLIO

INVESTMENT GOAL (BOTH FUNDS):

MAXIMUM CURRENT INCOME CONSISTENT WITH PRESERVATION OF CAPITAL AND LIQUIDITY

PORTFOLIO MANAGER:

SUSAN P. RYAN
BRINSON ADVISORS, INC.

COMMENCEMENT:

10/4/82 (BOTH PORTFOLIOS)

(CONTINUED ON PAGE 2)

                                                        7-DAY     7-DAY     WEIGHTED
                                                       CURRENT  EFFECTIVE     AVG.
PERFORMANCE AND CHARACTERISTICS, 6/30/01*               YIELD     YIELD     MATURITY     NET ASSETS
-----------------------------------------------------------------------------------------------------
UBS PaineWebber RMA Money Market Portfolio              3.85%     3.92%     83 days   $22.609 billion
UBS PaineWebber RMA U.S. Government Portfolio           3.66%     3.73%     68 days    $2.000 billion
UBS PaineWebber RMA Tax-Free Fund, Inc.                 2.39%     2.42%     38 days    $3.286 billion
UBS PaineWebber RMA California Municipal Money Fund     2.22%     2.25%     54 days    $760.0 million
UBS PaineWebber RMA New York Municipal Money Fund       2.09%     2.11%     50 days    $574.5 million
UBS PaineWebber RMA New Jersey Municipal Money Fund     2.05%     2.07%     39 days    $102.2 million
-----------------------------------------------------------------------------------------------------

OUTLOOK

[GRAPHIC]

Speaking before the U.S. Senate Banking Committee in late July, Federal Reserve Chairman Alan Greenspan hinted that the Fed might cut rates yet again when the Federal Open Market Committee meets August 21. "We are not free of the risk that economic weakness will be greater than currently anticipated and require further policy response."

      One of the biggest dangers facing an economic recovery is that the business pessimism, shown during the first half of 2001 in decreased capital investment spending, lower production and hundreds of thousands of layoffs, may finally begin to negatively affect consumer confidence. Consumer spending and their relative optimism helped to prevent the economy from slowing even more than it did during the first half of the year.

      However, $40 billion in tax rebates, the first installment of the tax relief passed by Congress, should begin to make its way to consumers and into the economy by the end of the third quarter. Although pockets of weakness, particularly in the telecom sector, are expected to continue, business spending should also increase slightly toward year-end if stock prices finally approach their bottom.

[SIDENOTE]

UBS PAINEWEBBER RMA TAX-FREE FUND, INC.
UBS PAINEWEBBER RMA CALIFORNIA MUNICIPAL MONEY FUND
UBS PAINEWEBBER RMA NEW YORK MUNICIPAL MONEY FUND
UBS PAINEWEBBER RMA NEW JERSEY MUNICIPAL MONEY FUND

INVESTMENT GOAL (ALL FOUR FUNDS):

MAXIMUM CURRENT INCOME EXEMPT FROM FEDERAL AND/OR A SPECIFIC STATE'S PERSONAL INCOME TAXES CONSISTENT WITH PRESERVATION OF CAPITAL AND LIQUIDITY

PORTFOLIO MANAGER:

DEBBIE BAGGETT
BRINSON ADVISORS, INC.

COMMENCEMENT:

10/4/82 (TAX-FREE)
11/7/88 (CA MUNICIPAL)
11/10/88 (NY MUNICIPAL)
2/1/91 (NJ MUNICIPAL)

DIVIDEND PAYMENTS (ALL SIX FUNDS):

MONTHLY

* Yields will vary. The Funds are actively managed, and their composition will vary over time.

      Our ultimate objective in managing your investments is to help you meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For additional information on the Brinson Funds,(1) please contact your investment professional.

Sincerely,


/s/ Brian M. Storms

BRIAN M. STORMS
President and
Chief Executive Officer
Brinson Advisors, Inc.


/s/ Susan P. Ryan

SUSAN P. RYAN
Portfolio Manager
UBS PaineWebber RMA Money Market Portfolio
UBS PaineWebber RMA U.S. Government Portfolio


/s/ Debbie Baggett

DEBBIE BAGGETT
Portfolio Manager
UBS PaineWebber RMA Tax-Free Fund, Inc.
UBS PaineWebber RMA California Municipal Money Fund
UBS PaineWebber RMA New York Municipal Money Fund
UBS PaineWebber RMA New Jersey Municipal Money Fund

      This letter is intended to assist shareholders in understanding how the Funds performed during the fiscal year ended June 30, 2001, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult an investment professional regarding your personal investment program.

(1) Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

UBS PAINEWEBBER RMA MONEY MARKET PORTFOLIO

STATEMENT OF NET ASSETS                                            JUNE 30, 2001

 PRINCIPAL
  AMOUNT
  (000)                                                                  MATURITY DATES           INTEREST RATES        VALUE
-----------                                                           --------------------        --------------   ----------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS--33.80%

$    25,000    Federal Farm Credit Bank                                     06/19/02                  4.020%       $     25,000,000
    653,335    Federal Home Loan Bank                                 02/26/02 to 07/19/02        3.900 to 5.000        653,335,000
    828,268    Federal Home Loan Bank                                 07/06/01 to 09/14/01        3.595 to 5.255@       825,519,891
    210,350    Federal Home Loan Mortgage Corp.                       03/28/02 to 05/23/02        4.100 to 4.625        210,337,000
  1,706,401    Federal Home Loan Mortgage Corp.                       07/02/01 to 01/31/02        3.595 to 5.180@     1,692,902,298
     50,000    Federal National Mortgage Association                        01/15/02                  6.625              50,461,034
    148,000    Federal National Mortgage Association                        07/02/01                  3.850*            147,979,292
  2,448,258    Federal National Mortgage Association                  07/12/01 to 05/31/02        3.550 to 5.175@     2,416,055,472
     50,000    Student Loan Marketing Association                           04/25/02                  4.770              50,000,000
  1,553,500    Student Loan Marketing Association                           07/03/01              3.881 to 4.021*     1,553,395,599
     16,010    Tennesee Valley Authority                                    07/25/01                  3.890@             15,968,481
                                                                                                                   ----------------
Total U.S. Government and Agency Obligations (cost--$7,640,954,067)                                                   7,640,954,067
                                                                                                                   ----------------

BANK NOTES--1.16%

DOMESTIC--1.16%
    262,000    LaSalle Bank N.A. (cost--$261,968,634)                  10/18/01 to 03/15/02       4.680 to 6.630        261,968,634
                                                                                                                   ----------------

CERTIFICATES OF DEPOSIT--18.37%

YANKEE--18.37%
     85,000    Bank of Scotland                                             07/26/02                  3.870              84,884,909
    350,000    Barclays Bank PLC                                            07/02/01              3.740 to 3.820*       349,951,693
    379,000    Canadian Imperial Bank of Commerce                     08/15/01 to 07/23/02        3.860 to 6.845        379,013,336
    358,500    Canadian Imperial Bank of Commerce                           07/02/01              3.760 to 3.930*       358,479,943
    344,500    Commerzbank AG                                         07/16/01 to 08/31/01        5.505 to 7.075        344,498,377
     50,000    Commerzbank AG                                               07/05/01                  4.013*             49,999,809
     45,000    CS First Boston                                              07/13/01                  4.670              45,000,000
    230,000    Deutsche Bank AG                                       09/11/01 to 09/20/01        6.710 to 6.790        229,993,466
    125,000    Dexia Bank S.A.                                              07/02/01                  3.800*            125,000,000
    249,000    Dexia Bank S.A.                                        08/08/01 to 07/23/02        3.870 to 6.690        249,008,029
    394,000    National Westminster Bank PLC                          08/20/01 to 07/05/02        4.105 to 6.890        394,011,783
    125,000    Rabobank Nederland                                     01/22/02 to 01/30/02        5.200 to 5.400        125,000,000
    219,000    Royal Bank of Canada                                    5/31/02 to 07/05/02        4.070 to 4.300        219,004,856
    375,000    Societe Generale                                       01/16/02 to 07/29/02        3.880 to 5.420        374,992,229
    725,000    Svenska Handelsbanken                                  07/10/01 to 07/22/02        3.913 to 6.890        725,021,483
    100,500    UBS AG                                                       07/19/01                  7.030             100,499,062
                                                                                                                   ----------------
Total Certificates of Deposit (cost--$4,154,358,975)                                                                  4,154,358,975
                                                                                                                   ----------------

COMMERCIAL PAPER@--25.86%

ASSET BACKED-AUTO & TRUCK--0.62%
    140,000    New Center Asset Trust                                  07/20/01 to 09/17/01       3.620 to 3.990        139,316,683
                                                                                                                   ----------------

ASSET BACKED-BANKING--2.65%
    100,000    Atlantis One Funding Corp.                                    09/12/01                 3.715              99,246,681
     50,000    Centric Capital Corp.                                         07/09/01                 4.230              49,953,000
    449,390    Stellar Funding Group, Inc.                             07/02/01 to 09/24/01       3.600 to 4.020        449,116,956
                                                                                                                   ----------------
                                                                                                                        598,316,637
                                                                                                                   ----------------

 PRINCIPAL
  AMOUNT
  (000)                                                                  MATURITY DATES           INTEREST RATES        VALUE
-----------                                                           --------------------        --------------   ----------------
COMMERCIAL PAPER@--(CONTINUED)

ASSET BACKED-FINANCE--0.07%
   $ 16,850    Beta Finance, Inc.                                          07/17/01                   5.220%       $     16,810,908
                                                                                                                   ----------------
ASSET BACKED-MISCELLANEOUS--8.53%
    102,749    Enterprise Funding Corp.                               07/16/01 to 07/26/01        3.700 to 4.020        102,539,100
    390,976    Falcon Asset Securitization Corp.                      07/09/01 to 10/15/01        3.670 to 4.430        389,776,772
    560,000    Galaxy Funding Inc.                                    07/18/01 to 08/23/01        3.670 to 4.700        557,482,316
     80,747    Giro Funding US Corp.                                  07/16/01 to 08/13/01        3.960 to 4.630         80,471,176
     45,000    Giro Multi-Funding Corp.                                     07/20/01                  3.770              44,910,463
     64,034    Parthenon Receivables Funding LLC                      07/25/01 to 08/27/01        3.940 to 5.180         63,701,469
     75,900    Pennine Funding                                        09/21/01 to 09/26/01        3.580 to 3.590         75,267,061
    100,000    Preferred Receivables Funding Corp.                          07/11/01                  3.965              99,889,861
    100,084    Quincy Capital Corp.                                   07/12/01 to 07/25/01        3.730 to 4.000         99,891,788
     55,000    Receivables Capital Corp.                                    09/11/01                  3.730              54,589,699
    109,244    Triple-A One Funding                                         07/03/01                  4.050             109,219,420
    250,000    Variable Funding Capital Corp.                         07/05/01 to 07/24/01        3.770 to 3.970        249,672,097
                                                                                                                   ----------------
                                                                                                                      1,927,411,222
                                                                                                                   ----------------
AUTO & TRUCK--0.21%
     47,000    PACCAR Financial Corp.                                 07/17/01 to 07/18/01            3.900              46,916,583
                                                                                                                   ----------------
BANKING-DOMESTIC--4.83%
     30,000    Abbey National N.A.                                          07/20/01                  5.210              29,917,508
    158,000    ABN-AMRO N.A. Finance Inc.                             07/09/01 to 07/11/01        3.950 to 5.180        157,823,513
    100,000    BBL North America Funding Corp.                              08/23/01                  3.630              99,465,583
    146,000    Credit Agricole Indosuez N.A. Inc.                     07/05/01 to 08/28/01        3.600 to 4.660        145,396,182
     94,000    Danske Corp.                                           07/12/01 to 07/16/01        3.980 to 4.600         93,856,503
    100,000    Dexia Delaware LLC                                     07/03/01 to 08/15/01        3.960 to 4.170         99,740,917
     40,000    Fortis Funding LLC                                           09/17/01                  3.620              39,686,267
     50,000    Nordea North America, Inc.                                   07/02/01                  4.650              49,993,542
    100,000    Societe Generale N.A. Inc.                                   11/13/01                  3.870              98,548,750
     80,000    Stadshypotek Del Inc.                                  08/20/01 to 08/22/01        3.765 to 3.930         79,568,242
    200,000    Westpac Capital Corp.                                  07/05/01 to 08/13/01        5.340 to 6.335        199,134,056
                                                                                                                   ----------------
                                                                                                                      1,093,131,063
                                                                                                                   ----------------
BANKING-FOREIGN--1.90%
    100,000    Alliance & Leicester PLC                                     07/23/01                  4.270              99,739,055
     50,000    Bank of Scotland Treasury Services PLC                       08/16/01                  3.960              49,747,000
    121,000    Banque et Caisse d'Epargne de L'Etat                   07/09/01 to 07/30/01        4.050 to 4.570        120,782,424
     50,000    Den norske Bank                                        07/23/01 to 08/07/01        3.980 to 4.250         49,832,806
    109,000    Westpac Trust Securities NZ LTD.                       07/05/01 to 09/14/01        5.880 to 6.330        108,461,470
                                                                                                                   ----------------
                                                                                                                        428,562,755
                                                                                                                   ----------------
BROKER-DEALER--2.65%
     75,000    Bear Stearns Cos., Inc.                                      07/31/01                  3.750              74,765,625
     50,000    Goldman Sachs Group L.P.                                     07/12/01                  4.000              49,938,889
    400,000    Morgan Stanley, Dean Witter & Co.                            07/02/01              3.980 to 4.225*       400,000,000
     75,000    Morgan Stanley, Dean Witter & Co.                            08/01/01                  3.750              74,757,813
                                                                                                                   ----------------
                                                                                                                        599,462,327
                                                                                                                   ----------------

 PRINCIPAL
  AMOUNT
  (000)                                                                  MATURITY DATES           INTEREST RATES        VALUE
-----------                                                           --------------------        --------------   ----------------
COMMERCIAL PAPER@--(CONTINUED)

BUILDING MATERIALS--0.04%
   $  9,000    Sherwin-Williams Co.                                         07/11/01                  3.900%       $      8,990,250
                                                                                                                   ----------------
CHEMICALS--0.08%
     17,400    Henkel Corp.                                                 07/18/01                  4.160              17,365,819
                                                                                                                   ----------------
DRUGS, HEALTH CARE--0.33%
     31,300    Abbott Laboratories                                          07/02/01                  3.950              31,296,566
     43,500    Bayer Corp.                                                  08/10/01                  3.800              43,316,333
                                                                                                                   ----------------
                                                                                                                         74,612,899
                                                                                                                   ----------------
ELECTRONICS--0.07%
     15,295    Emerson Electric Co.                                         07/02/01                  3.930              15,293,330
                                                                                                                   ----------------
FINANCE-CONDUIT--0.30%
     70,000    Svenska Handelsbanken, Inc.                            11/15/01 to 11/23/01            3.900              68,939,417
                                                                                                                   ----------------
FINANCE-CONSUMER--0.11%
     25,000    Transamerica Finance Corp.                                   09/12/01                  3.720              24,811,417
                                                                                                                   ----------------
FINANCE-DIVERSIFIED--0.03%
      7,240    International Lease Finance Corp.                            07/25/01                  4.130               7,220,066
                                                                                                                   ----------------
FINANCE-SUBSIDIARY--0.70%
     50,000    Deutsche Bank Financial, Inc.                                08/24/01                  5.015              49,623,875
    110,000    Dresdner U.S. Finance                                  07/09/01 to 08/07/01        3.960 to 4.590        109,735,300
                                                                                                                   ----------------
                                                                                                                        159,359,175
                                                                                                                   ----------------
FOOD, BEVERAGE & TOBACCO--0.18%
     40,000    Philip Morris Cos., Inc.                                     07/19/01                  3.720              39,925,600
                                                                                                                   ----------------
INSURANCE--1.23%
    160,000    Aegon Funding Corp.                                    08/03/01 to 08/14/01        3.970 to 4.100        159,333,033
    118,650    General Re Corp.                                       07/10/01 to 08/06/01        4.110 to 4.640        118,326,560
                                                                                                                   ----------------
                                                                                                                        277,659,593
                                                                                                                   ----------------
METALS & MINING--0.11%
     25,000    Rio Tinto LTD.                                               07/03/01                  3.870              24,994,625
                                                                                                                   ----------------
PRINTING, PUBLISHING--0.09%
     20,000    Gannett Co.                                                  07/03/01                  3.950              19,995,611
                                                                                                                   ----------------
TELECOMMUNICATIONS--1.07%
     99,350    SBC Communications, Inc.                               07/02/01 to 07/20/01        3.680 to 4.000         99,261,073
     23,000    Verizon Global Funding Inc.                                  08/27/01                  3.600              22,868,900
    121,164    Verizon Network Funding Co.                            07/09/01 to 08/24/01        3.600 to 4.020        120,759,013
                                                                                                                   ----------------
                                                                                                                        242,888,986
                                                                                                                   ----------------
TRANSPORTATION SERVICES--0.06%
     15,000    United Parcel Service of America, Inc.                       11/20/01                  6.040              14,642,633
                                                                                                                   ----------------
Total Commercial Paper (cost--$5,846,627,599)                                                                         5,846,627,599
                                                                                                                   ----------------

 PRINCIPAL
  AMOUNT
  (000)                                                                  MATURITY DATES           INTEREST RATES        VALUE
-----------                                                           --------------------        --------------   ----------------
SHORT-TERM CORPORATE OBLIGATIONS--12.56%

ASSET BACKED-FINANCE--6.09%
$   379,000    Beta Finance, Inc.                                     08/15/01 to 05/14/02        4.095 to 6.885%  $    379,001,654
    434,000    Beta Finance, Inc.                                     07/02/01 to 07/03/01        3.810 to 4.051*       433,987,132
     55,000    CC (USA), Inc.                                         11/08/01 to 03/01/02        5.050 to 6.620         55,000,000
    508,000    CC (USA), Inc.                                               07/02/01              3.810 to 3.960*       507,991,915
                                                                                                                   ----------------
                                                                                                                      1,375,980,701
                                                                                                                   ----------------
AUTO & TRUCK--0.44%
    100,000    General Motors Acceptance Corp.                        07/27/01 to 09/06/01        4.068 to 4.350*       100,025,172
                                                                                                                   ----------------
BANKING-DOMESTIC--0.64%
    145,000    Wells Fargo & Co.                                            07/16/01                  3.960*            145,000,000
                                                                                                                   ----------------
BROKER-DEALER--3.48%
      9,000    Bear Stearns Cos., Inc.                                      08/01/01                  4.564*              9,001,587
    158,000    CS First Boston                                              07/02/01              4.235 to 4.245*       158,000,000
    345,000    Merrill Lynch & Co., Inc.                              07/02/01 to 08/14/01        3.960 to 4.160*       345,049,674
     84,300    Merrill Lynch & Co., Inc.                                    10/02/01                  6.705              84,296,941
    189,200    Morgan Stanley, Dean Witter & Co.                      07/16/01 to 09/14/01        3.975 to 4.500*       189,284,311
                                                                                                                   ----------------
                                                                                                                        785,632,513
                                                                                                                   ----------------
DRUGS, HEALTH CARE--0.11%
     25,000    Lilly (Eli) & Co.                                            03/22/02                  4.700              25,000,000
                                                                                                                   ----------------
FINANCE DIVERSIFIED--0.44%
    100,000    Associates Corp. N.A.                                        08/20/01                  4.155*            100,115,712
                                                                                                                   ----------------
FINANCE-INDEPENDENT--0.68%
    153,000    National Rural Utilities Cooperative Finance Corp.     07/02/01 to 07/20/01        3.830 to 4.798*       153,000,000
                                                                                                                   ----------------
FOOD, BEVERAGE & TOBACCO--0.68%
    155,000    McDonald's Corp.                                             03/07/02                  4.813             155,000,000
                                                                                                                   ----------------
Total Short-Term Corporate Obligations (cost--$2,839,754,098)                                                         2,839,754,098
                                                                                                                   ----------------

 NUMBER OF
  SHARES
-----------
MONEY MARKET FUNDS--8.62%

  1,072,571    AIM Liquid Assets Portfolio                                  07/02/01                  4.030           1,072,570,610
    877,421    AIM Prime Portfolio                                          07/02/01                  3.840             877,420,552
                                                                                                                   ----------------
Total Money Market Funds (cost--$1,949,991,162)                                                                       1,949,991,162
                                                                                                                   ----------------
Total Investments (cost--$22,693,654,535 which approximates cost for
   federal income tax purposes)--100.37%                                                                             22,693,654,535
Liabilities in excess of other assets--(0.37)%                                                                          (84,618,522)
                                                                                                                   ----------------
Net Assets (applicable to 22,615,441,293 shares of common stock
   outstanding at $1.00 per share)--100.00%                                                                        $ 22,609,036,013
                                                                                                                   ================

----------
@     Interest rates shown are discount rates at date of purchase.
* Variable rate securities--maturity date reflects earlier of reset date or stated maturity date. The interest rates shown are the current rates as of June 30, 2001, and reset periodically.

                       Weighted average maturity--83 days

                 See accompanying notes to financial statements

UBS PAINEWEBBER RMA U.S. GOVERNMENT PORTFOLIO

STATEMENT OF NET ASSETS                                            JUNE 30, 2001

 PRINCIPAL
  AMOUNT
  (000)                                                                  MATURITY DATES           INTEREST RATES        VALUE
-----------                                                           --------------------        --------------   ----------------
U.S. GOVERNMENT OBLIGATIONS--59.78%

$   850,000   U.S. Treasury Bills(1)                                  07/12/01 to 12/06/01        3.485 to 5.070%@ $    841,521,820
    350,000   U.S. Treasury Notes(1)                                  07/31/01 to 05/31/02        5.875 to 7.500        354,165,859
                                                                                                                   ----------------
Total U.S. Government Obligations (cost--$1,195,687,679)                                                              1,195,687,679
                                                                                                                   ----------------

REPURCHASE AGREEMENTS--37.51%

     80,000    Repurchase Agreement dated 06/29/01 with
               Bear Stearns & Co., collateralized by
               $54,125,000 U.S. Treasury Bonds, 10.625% due
               08/15/15 (value--$84,431,372); proceeds:
               $80,026,333                                                  07/02/01                  3.950              80,000,000
     80,000    Repurchase Agreement dated 06/29/01 with
               Dresdner Bank AG London, collateralized by
               $77,165,000 U.S. Treasury Bonds, 6.000% to
               6.125% due 02/15/26 to 08/15/29
               (value--$81,601,074); proceeds: $80,026,000                  07/02/01                  3.900              80,000,000
     80,000    Repurchase Agreement dated 06/29/01 with
               First Boston Corp., collateralized by
               $75,068,000 U.S. Treasury Bonds, 6.500% due
               11/15/26 (value--$81,599,736); proceeds:
               $80,026,400                                                  07/02/01                  3.960              80,000,000
     80,000    Repurchase Agreement dated 06/29/01 with
               Goldman Sachs, collateralized by $61,235,000
               U.S. Treasury Bonds, 8.750% due 05/15/20
               (value--$81,658,710); proceeds: $80,026,000                  07/02/01                  3.900              80,000,000
     80,000    Repurchase Agreement dated 06/29/01 with
               J.P. Morgan Chase & Co., collateralized by
               $66,685,000 U.S. Treasury Bonds, 11.625% due
               11/15/04 (value--$81,605,969); proceeds:
               $80,026,333                                                  07/02/01                  3.950              80,000,000
     80,000    Repurchase Agreement dated 06/29/01 with
               Morgan Stanley & Co., Inc., collateralized
               by $67,245,000 U.S. Treasury Notes, 9.375%
               due 02/15/06 (value--$81,601,198); proceeds:
               $80,025,867                                                  07/02/01                  3.880              80,000,000
     80,000    Repurchase Agreement dated 06/29/01 with
               Salomon Smith Barney, collateralized by
               $65,180,000 U.S. Treasury Bonds, 7.625% due
               02/15/25 (value--$81,639,905); proceeds:
               $80,026,000                                                  07/02/01                  3.900              80,000,000
     90,455    Repurchase Agreements dated 06/29/01 with
               Societe Generale, collateralized by
               $25,964,000 U.S. Treasury Notes and
               $58,095,000 U.S. Treasury Bonds, 5.875% to
               8.750% due 11/30/01 to 05/15/17
               (value--$92,485,999); proceeds: $90,484,709                  07/02/01              3.875 to 3.950         90,455,000
    100,000    Repurchase Agreements dated 06/29/01 with
               State Street Bank & Trust Co.,
               collateralized by $39,820,000 U.S. Treasury
               Notes and $50,000,000 U.S. Treasury Bonds,
               6.000% to 7.875% due 11/15/04 to 11/15/16
               (value--$102,007,565); proceeds: $100,032,783                07/02/01              3.830 to 3.960        100,000,000
                                                                                                                   ----------------
Total Repurchase Agreements (cost--$750,455,000)                                                                        750,455,000
                                                                                                                   ----------------
Total Investments (cost--$1,946,142,679 which approximates
   cost for federal income tax purposes)--97.29%                                                                      1,946,142,679
Other assets in excess of liabilities--2.71%                                                                             54,160,730
                                                                                                                   ----------------
Net Assets (applicable to 2,000,638,984 shares of common stock                                                       $2,000,303,409
   outstanding at $1.00 per share)--100.00%                                                                        ================

----------
@     Interest rates shown are discount rates at date of purchase.
(1)   Security, or portion thereof, was on loan at June 30,2001.

                       Weighted average maturity--68 days

                 See accompanying notes to financial statements

UBS PAINEWEBBER RMA TAX-FREE FUND, INC.

STATEMENT OF NET ASSETS                                            JUNE 30, 2001

 PRINCIPAL
  AMOUNT
  (000)                                                                       MATURITY DATES      INTEREST RATES        VALUE
-----------                                                                --------------------   --------------   ----------------
ALABAMA--1.68%

   $ 14,535    Birmingham Alabama Refunding, Series A                                A                 2.700%      $     14,535,000
      5,335    Birmingham Alabama Special Care Facilities (Eye
                  Foundation Hospital), Series A                                     A                 2.600              5,335,000
     11,265    Mobile Alabama Industrial Development Board Dock and
                  Wharf Revenue Refunding (Holnam, Inc. Project), Series A           A                 2.600             11,265,000
      8,700    Mobile Alabama Industrial Development Board Dock and
                  Wharf Revenue Refunding (Holnam, Inc. Project), Series B           A                 2.650              8,700,000
     15,275    University of Alabama University Revenue
                  (Hospital-Series C)                                                A                 2.650             15,275,000
                                                                                                                   ----------------
                                                                                                                         55,110,000
                                                                                                                   ----------------

ARIZONA--3.03%

     35,000    Apache County Industrial Development Authority (Tucson
                  Electric Power Co.)                                                A                 2.750             35,000,000
     11,200    Apache County Industrial Development Authority (Tucson
                  Electric Power Co. Project Series B)                               A                 2.750             11,200,000
      8,000    Apache County Industrial Development Authority (Tucson
                  Electric Power Springerville Project)                              A                 2.750              8,000,000
     17,000    Arizona School District Tax Anticipation Note Financing
                  Program (Certificates of Participation)                         07/31/01             4.875             17,007,220
      4,085    Mesa Arizona Refunding Bonds                                       07/01/02             5.000              4,177,201
      4,200    Pima County Arizona Industrial Development Authority
                  (Tucson Electric Power Co. Ivington Series A)                      A                 2.750              4,200,000
      4,700    Pinal County Pollution Control Revenue (Newmont Mining)               A                 3.100              4,700,000
      7,420    Scottsdale Industrial Development Authority Hospital
                  Revenue (Scottsdale Memorial Health Systems Series B)              A                 2.600              7,420,000
      8,000    Salt River Agricultural Improvement and Power District
                  Electric Systems Revenue Tax-Exempt Commerical Paper            08/08/01             2.750              8,000,000
                                                                                                                   ----------------
                                                                                                                         99,704,421
                                                                                                                   ----------------

CALIFORNIA--1.24%

      7,180    California Transit Financing Authority                                A                 2.700              7,180,000
        600    Irvine California Improvement Bond Act 1915                           A                 3.100                600,000
      8,000    Kern California High School District Tax and Revenue
                  Anticipation Notes                                              07/09/02             4.000              8,112,800
      5,000    Los Angeles California Unified School District Tax and
                  Revenue Anticipation Notes                                      07/23/02             4.000              5,073,650
     10,000    Los Angeles County California Tax and Revenue
                  Anticipation Notes                                              06/28/02             3.750             10,116,700
      6,800    Los Angeles Regional Airports Improvement Corp. Lease
                  Revenue                                                            A                 3.300              6,800,000
      3,000    Stanislaus County California Office of Education Tax
                  and Revenue Anticipation Notes                                  07/16/02             3.500              3,025,350
                                                                                                                   ----------------
                                                                                                                         40,908,500
                                                                                                                   ----------------

COLORADO--0.55%

      3,000    Colorado Springs Utilities Revenue Series A                        11/15/01             6.350              3,036,833
     10,500    Moffat County Pollution Control Revenue (Colorado-Ute
                  Electric)                                                          A                 3.050             10,500,000
      4,450    Smith Creek Metropolitan District Revenue                             A                 2.850              4,450,000
                                                                                                                   ----------------
                                                                                                                         17,986,833
                                                                                                                   ----------------

 PRINCIPAL
  AMOUNT
  (000)                                                                  MATURITY DATES           INTEREST RATES        VALUE
-----------                                                           --------------------        --------------   ----------------
DELAWARE--1.53%

   $ 26,820    Delaware Economic Development Authority Revenue
                  (Hospital Billing and Collection Service Ltd.)               A                  2.650 to 2.800%  $     26,820,000
     23,555    Delaware Economic Development Authority Revenue
                  (Hospital Billing and Collection Service Ltd.),
                  Series C                                                     A                      2.650              23,555,000
                                                                                                                   ----------------
                                                                                                                         50,375,000
                                                                                                                   ----------------

DISTRICT OF COLUMBIA--1.08%

      5,000    District of Columbia (Multi-Modal Series A)                     A                      2.900               5,000,000
      5,000    District of Columbia (Multi-Modal Series B)                     A                      2.900               5,000,000
      5,000    District of Columbia Refunded Balance Series B               06/01/02                  6.300               5,253,632
      4,440    District of Columbia Refunded Series A-3                     06/01/02                  5.100               4,518,107
     10,000    District of Columbia Revenue (JFK Center Performing
                  Arts)                                                        A                      2.700              10,000,000
      5,760    District of Columbia Revenue Pooled Loan Program
                  Series A                                                     A                      2.650               5,760,000
                                                                                                                   ----------------
                                                                                                                         35,531,739
                                                                                                                   ----------------

FLORIDA--6.90%

      1,500    Dade County Florida (Seaport Bonds)                          10/01/01                  6.250               1,512,396
      5,890    Dade County Florida Industrial Development Authority
                  (Dolphins Stadium Project Series B)                          A                      2.700               5,890,000
      4,800    Dade County Health Facilities Authority Hospital
                  Revenue (Miami Childrens Hospital Project)                   A                      2.800               4,800,000
     26,970    Dade County Water & Sewer System Revenue                        A                      2.600              26,970,000
      7,600    Florida Housing Finance Agency (Multi-Family Housing
                  Lakeside Series B)                                           A                      2.650               7,600,000
      5,100    Florida Housing Finance Agency Multi-Family
                  (Huntington)                                                 A                      2.650               5,100,000
      4,700    Florida Housing Finance Agency Multi-Family(XX)                 A                      2.700               4,700,000
      6,300    Florida Housing Finance Agency (Parrots Landing Project
                  Series A)                                                    A                      2.700               6,300,000
      1,000    Florida State Jacksonville Transitional Senior Lien          07/01/02                  6.400               1,046,445
     15,930    Florida State Municipal Power Agency Revenue Refunding
                  (Stanton Project)                                            A                      2.650              15,930,000
      2,300    Hillsborough County Florida Industrial Development
                  Authority Pollution Control Revenue (Tamper Electric)        A                      3.350               2,300,000
     10,400    Hillsborough County Florida Utility Refunding Revenue
                  Series A                                                  08/01/01                  6.625              10,639,962
     16,000    Jacksonville Florida Electric Authority Revenue
                  (Electric Systems Series B)                                  A                      3.300              16,000,000
     21,000    Jacksonville Florida Electric Authority Revenue (Water
                  & Sewer Systems Series B)                                    A                      2.650              21,000,000
      8,485    Lee County Florida Housing Finance Authority
                  Multifamily Housing Revenue Refunding (Forestwood
                  Apartments Project), Series A                                A                      2.700               8,485,000
     12,900    Nassau County Florida Pollution Control Revenue
                  (Rayonier Project)                                           A                      2.650              12,900,000
      5,700    Palm Beach County Florida Housing Finance Authority
                  Revenue Refunding (Cotton Bay Apartments Project
                  Series D)                                                    A                      2.650               5,700,000
      6,400    Palm Beach County Florida Housing Finance Authority
                  Revenue Refunding (Mahogony Bay Apartments Project
                  Series C)                                                    A                      2.650               6,400,000
      3,500    Pinellas County Florida Health Facilities Authority
                  Revenue Refunding (Pooled Hospital Loan Program)             A                      3.300               3,500,000

 PRINCIPAL
  AMOUNT
  (000)                                                                  MATURITY DATES           INTEREST RATES        VALUE
-----------                                                           --------------------        --------------   ----------------
FLORIDA--(CONCLUDED)

   $ 10,000    Reedy Creek Florida Improvement District Florida
                  Utilities Revenue Series 1991-1                           10/01/01                  6.500%       $     10,179,315
      8,100    St. John's County Florida Industrial Development
                  Authority (Glenmoor St. John's Project Series C)             A                      2.650               8,100,000
     23,700    Sunshine State Governmental Financing Commission Revenue        A                      2.650              23,700,000
     15,000    University of South Florida Foundation, Inc.                    A                      2.750              15,000,000
      3,030    Volusia County Florida Health Facilities Authority
                  Revenue (Aces Pooled Hospital Loan Program)                  A                      2.750               3,030,000
                                                                                                                   ----------------
                                                                                                                        226,783,118
                                                                                                                   ----------------

GEORGIA--5.09%

      2,500    Burke County Development Authority Pollution Control
                  (Georgia Power Co. Plant Vogtle 2nd)                         A                      3.300               2,500,000
     19,800    Burke County Development Authority Pollution Control
                  (Georgia Power Co. Plant Vogtle 5th)                         A                      3.300              19,800,000
     28,795    Burke County Development Authority Pollution Control
                  (Oglethorpe Power Corp.)                                     A                  2.650 to 2.700         28,795,000
     22,700    Clayton County Georgia Development Authority Special
                  Facilities Revenue (Delta Air Lines Project Series A)        A                      2.650              22,700,000
     10,000    Cobb County Housing Authority Multi-Family Housing
                  Revenue (Greenhouse Frey Apartment Project)                  A                      2.700              10,000,000
     10,000    De Kalb County Housing Authority Multi-Family Housing
                  Revenue Refunding (Post Walk Project)                        A                      2.650              10,000,000
      5,500    De Kalb Private Hospital Authority Revenue Anticipation
                  Certificates (ESR Childrens Health Series B)                 A                      2.650               5,500,000
      5,000    Fulco Georgia Hospital Authority Revenue Anticipation
                  Certificates (Shepherd Center, Inc. Project)                 A                      2.650               5,000,000
      9,500    Fulton County School District (Construction Sales Tax
                  Notes)                                                    12/28/01                  3.750               9,532,916
      5,100    Glynn Brunswick Memorial Hospital Anticipation
                  Certificates (Southeast Georgia Project)                     A                      2.600               5,100,000
     10,400    Gwinnett County Housing Authority Multi-Family Housing
                  Revenue (Greens Apartments Project)                          A                      2.700              10,400,000
     19,150    Gwinnett County Housing Authority Multi-Family Housing
                  Revenue (Post Chase Project)                                 A                      2.650              19,150,000
      4,700    Metropolitan Atlanta Rapid Transit Authority (Georgia
                  Sales Tax Revenue Series B)                                  A                      2.600               4,700,000
     14,000    Municipal Electric Authority Georgia (Project One
                  Subordinated Series E)                                       A                      2.600              14,000,000
                                                                                                                   ----------------
                                                                                                                        167,177,916
                                                                                                                   ----------------

IDAHO--0.48%

      5,000    Idaho State Tax Anticipation Notes                           06/28/02                  3.750               5,055,400
     10,600    Power County Pollution Control Revenue (FMC Corp.
                  Project)                                                     A                      3.300              10,600,000
                                                                                                                   ----------------
                                                                                                                         15,655,400
                                                                                                                   ----------------

 PRINCIPAL
  AMOUNT
  (000)                                                                  MATURITY DATES           INTEREST RATES        VALUE
-----------                                                           --------------------        --------------   ----------------
ILLINOIS--11.37%

   $  3,000    Chicago Illinois Board of Education (Floating Rate
                  Certificates Series 467)                                     A                      2.780%       $      3,000,000
      6,200    Chicago Illinois O'Hare International Airport
                  Pollution Control Revenue (American Airlines,
                  Inc. Series C)                                               A                      3.300               6,200,000
     10,000    Chicago Illinois Park District Tax and Revenue
                  Anticipation Note                                         09/21/01                  5.125              10,017,692
      7,900    Chicago O'Hare International Airport Pollution Control
                  Revenue (American Airlines, Inc. Series D)                   A                      3.300               7,900,000
     52,225    Chicago O'Hare International Airport Revenue, Series C          A                      2.600              52,225,000
      1,200    Cook County Illinois                                         11/01/01                  6.750               1,234,892
      9,730    Cook County Illinois Community School District Tax
                  Anticipation Notes                                        06/15/02                  3.500               9,738,936
      2,450    Cook County Illinois Refunding Bond                          11/01/01                  6.400               2,469,171
     16,020    Illinois Development Finance Authority Multi-Family
                  Revenue Refunding (Orleans Illinois Project)                 A                      2.800              16,020,000
     23,200    Illinois Development Finance Authority Pollution
                  Control Revenue (Commonwealth Edison)                        A                      2.650              23,200,000
     11,400    Illinois Development Finance Authority Revenue
                  (Chicago Symphony Orchestra)                                 A                      2.650              11,400,000
      7,800    Illinois Development Finance Authority Revenue
                  (Evanston Northwestern Series A)                             A                      2.150               7,800,000
     14,100    Illinois Development Finance Authority Revenue
                  (Francis W. Parker School Project)                           A                      2.750              14,100,000
      5,735    Illinois Development Finance Authority Revenue
                  (Jewish Federation Project)                                  A                      2.700               5,735,000
      9,000    Illinois Educational Facilities Authority Revenue
                  (Field Museum of Natural History)                         09/06/01                  3.200               9,000,000
      4,745    Illinois Educational Facilities Authority Revenue
                  (Northwestern University)                                    A                      2.700               4,745,000
     18,610    Illinois Health Facilities Authority Revenue (Central
                  Health and Northwest Community)                              A                      3.200              18,610,000
     34,000    Illinois Health Facilities Authority Revenue (Evanston
                  Hospital)                                            7/31/01 to 05/31/02        2.800 to 4.450         34,000,000
      5,490    Illinois Health Facilities Authority Revenue (Loyola
                  University Health Systems B)                                 A                      2.600               5,490,000
      8,000    Illinois Health Facilities Authority Revenue (Pooled
                  Loan)                                                        A                      2.700               8,000,000
      4,800    Illinois Health Facilities Authority Revenue
                  (Resurrection Health Series B)                               A                      2.750               4,800,000
     18,145    Illinois Health Facilities Authority Revenue (St.
                  Lukes Medical Center Obligation Series B)                    A                      2.700              18,145,000
         10    Illinois Health Facilities Authority Revenue
                  (University Chicago Hospital)                                A                      3.300                  10,000
     30,620    Illinois Health Facilities Authority Revenue Refunding
                  (Advocate Health Care B)                                     A                      2.950              30,620,000
      7,095    Illinois Health Facilities Authority Revenue Refunding
                  (Southern Illinois Healthcare Series B)                      A                      2.900               7,095,000
      5,285    Illinois Housing Development Authority Multi-Family
                  Revenue (Lakeshore Plaza Series A)                           A                      2.700               5,285,000

 PRINCIPAL
  AMOUNT
  (000)                                                                  MATURITY DATES           INTEREST RATES        VALUE
-----------                                                           --------------------        --------------   ----------------
ILLINOIS--(CONCLUDED)

   $  8,005    Illinois State Sales Tax Revenue                             06/15/02                  5.000%       $      8,158,398
     27,500    Illinois Tolland Highway Authority                              A                      2.600              27,500,000
     16,000    Lisle Illinois Multi-Family Revenue Housing (Four
                  Lakes Phase V)                                               A                      2.700              16,000,000
      5,000    Regional Transportation Authority Series A                   06/01/02                  6.125               5,151,652
                                                                                                                   ----------------
                                                                                                                        373,650,741
                                                                                                                   ----------------

INDIANA--2.45%

     11,900    Indiana Health Facility Financing Authority Hospital
                  Revenue (Aces Rehabilation Hospital)                         A                      2.700              11,900,000
      4,000    Indiana Municipal Power Supply Systems Revenue
                  Refunding Series A                                           A                      2.650               4,000,000
     10,000    Indianapolis Independent Local Public Improvement Bond
                  Bank Notes Series B                                       01/08/02                  3.250              10,028,318
      5,000    Indianapolis Indiana Local Public Improvement Bond
                  Bank Notes Series E                                       07/09/01                  4.750               5,000,533
      1,000    Ivy Tech State College Independent (Student Fee
                  Services Series F)                                        07/01/02                  4.750               1,019,881
      5,600    Monroe County Indiana Hospital Authority Hospital
                  Revenue                                                      A                      2.650               5,600,000
      1,300    Princeton Pollution Control Revenue Refunding (PSI
                  Energy, Inc. Project)                                        A                      3.300               1,300,000
     22,800    St. Joseph County Educational Facilities Revenue
                  (University of Notre Dame)                                   A                      2.650              22,800,000
     19,000    Mount Vernon Indiana Pollution Control 89A
                  Tax-Exempt Commercial Paper                         08/09/01 to 08/10/01        2.650 to 2.750         19,000,000
                                                                                                                   ----------------
                                                                                                                         80,648,732
                                                                                                                   ----------------

IOWA--0.69%

     18,100    Iowa Higher Education Loan Authority Revenue (Aces
                  Education Loan Private College)                              A                      2.750              18,100,000
      4,500    Iowa State School Cash Anticipation Program (Iowa
                  School Corps. Wts Certificates Series A)                  06/21/02                  3.750               4,546,875
                                                                                                                   ----------------
                                                                                                                         22,646,875
                                                                                                                   ----------------

KANSAS--0.42%

      1,250    Kansas State Development Finance Authority Revenue
                  (Board Regents Project Series A)                          04/01/02                  4.250               1,264,059
      3,200    Kansas State Development Finance Authority Revenue
                  (Hay's Medical Center Series N)                              A                      3.550               3,200,000
      9,000    Merriam Hospital Revenue (Shawnee Medical Center,
                  Inc. Project B)                                           09/01/01                  7.250               9,246,072
                                                                                                                   ----------------
                                                                                                                         13,710,131
                                                                                                                   ----------------

 PRINCIPAL
  AMOUNT
  (000)                                                                  MATURITY DATES           INTEREST RATES        VALUE
-----------                                                           --------------------        --------------   ----------------
KENTUCKY--1.54%

   $ 17,800   Kenton County Kentucky Airport Board Special
                  Facilities Revenue Series B                                  A                      2.650%       $     17,800,000
      5,000   Kentucky Interlocal School Transportation Association
                  Tax and Revenue Anticipation Notes                        06/28/02                  3.750               5,049,550
      7,675   Mason County Pollution Control Revenue (East Kentucky
                  Power National Rural)                                        A                      2.850               7,675,000
     20,000   Ohio County Kentucky Pollution Control Revenue (Big
                  Rivers Electric Corp.)                                       A                      2.750              20,000,000
                                                                                                                   ----------------
                                                                                                                         50,524,550
                                                                                                                   ----------------

LOUISIANA--2.25%

      9,700    Calcasieu Parish Industrial Development Board
                  Pollution Control Revenue (Citgo Petrol Corp.)               A                      2.750               9,700,000
     18,500    Louisiana Offshore Terminal Authority Deepwater                 A                      2.700              18,500,000
     12,000    Louisiana Public Facilities Authority Pollution
                  Control Revenue (Ciba Geigy)                                 A                      2.700              12,000,000
     17,590    Louisiana Public Facilities Authority Revenue (College
                  and University Equipment and Capital Series A)               A                      2.800              17,590,000
     16,100    South Louisiana Port Commission Marine Terminal
                  Facilities Revenue (Occidental Petroleum)                    A                      2.700              16,100,000
                                                                                                                   ----------------
                                                                                                                         73,890,000
                                                                                                                   ----------------

MARYLAND--3.78%

     18,150    Baltimore Maryland Industrial Development Authority
                  (Baltimore Capital Acquistion)                               A                      2.625              18,150,000
      3,921    Maryland Health and Higher Educational Facilities
                  Authority                                                    A                      2.700               3,921,000
     29,675    Maryland Health and Higher Educational Facilities
                  Authority Series B (Pooled Loan Program)                     A                      2.600              29,675,000
      3,900    Maryland Health and Higher Educational Facilities
                  Series A (John Hopkins Hospital)                             A                      2.650               3,900,000
     22,400    Maryland Health and Higher Educational Facilities
                  Series A (Pooled Loan Program)                               A                      2.650              22,400,000
      4,995    Maryland State Economic Development Corp. Economic
                  Development Revenue (Soccer Project)                         A                      2.650               4,995,000
      7,005    Northeast Maryland Waste Disposal Authority Resources
                  Recovery Revenue Refunding (Hartford County
                  Resources)                                                   A                      2.500               7,005,000
      9,200    University of Maryland Equipment Tender Notes                   A                      2.600               9,200,000
     25,000    Montgomery County (Consolidated Public Improvement),
                  Series B Tax-Exempt Commercial Paper                09/10/01 to 12/07/01        2.650 to 2.750         25,000,000
                                                                                                                   ----------------
                                                                                                                        124,246,000
                                                                                                                   ----------------

 PRINCIPAL
  AMOUNT
  (000)                                                                  MATURITY DATES           INTEREST RATES        VALUE
-----------                                                           --------------------        --------------   ----------------
MASSACHUSETTS--5.39%

    $ 9,150    Athol and Royalston Massachusetts Regional School
                  District                                                  07/13/01                  5.000%       $      9,151,381
     11,000    Boston Water and Sewer Commission Revenue Series A              A                      2.450              11,000,000
      8,000    Commonwealth of Massachusetts General Obligation Bond        07/09/01                  3.000               8,000,000
      8,000    Massachusetts Bay Transportation Authority Series C          03/01/02                  6.100               8,310,410
     28,000    Massachusetts State Bond Anticipation Notes Series A         09/06/01                  5.000              28,050,094
      1,750    Massachusetts State Health and Educational Facilities
                  Authority Revenue (Capital Asset Program Series B)           A                      3.300               1,750,000
     10,000    Massachusetts State Health and Educational Facilities
                  Authority Revenue (Harvard University Issue Series Y)        A                      2.500              10,000,000
     15,000    Massachusetts State Health and Educational Facilities
                  Authority Revenue (Harvard University Series BB)             A                      2.450              15,000,000
     14,395    Massachusetts State Health and Educational Facilities
                  Authority Revenue (Harvard University)                       A                      2.450              14,395,000
     10,000    Massachusetts State Health and Educational Facilities
                  Authority Revenue (Variable Bentley College)                 A                      2.400              10,000,000
      2,000    Massachusetts State Refunding Series A                       11/01/01                  5.500               2,008,251
      1,825    Massachusetts State Refunding Series C                       08/01/01                  6.750               1,865,280
     12,708    Massachusetts State Turnpike Authority (Metro Highway
                  System Revenue Series 335)                                   A                      2.730              12,707,500
      7,750    Massachusetts State Water Resources Authority Refunding
                  (General Multi-Modal Series A)                               A                      2.500               7,750,000
     10,000    Massachusetts State Water Resources Authority Refunding
                  (General Multi-Modal Series B)                               A                      2.500              10,000,000
     21,000    Massachusetts State Water Resources Authority Refunding
                  (General Multi-Modal Series C)                               A                      2.500              21,000,000
      6,051    Whitman Hanson Massachusetts Regional School District        07/06/01                  5.000               6,051,317
                                                                                                                   ----------------
                                                                                                                        177,039,233
                                                                                                                   ----------------

MICHIGAN--4.11%

      9,960    Detroit Michigan Sewage Disposal Revenue Refunding
                  Series B                                                     A                      2.600               9,960,000
     16,000    Michigan Municipal Bond Authority Revenue Notes              04/11/02                  4.000              16,130,014
      6,000    Michigan Municipal Bond Authority Revenue Series C-2         08/23/01                  5.000               6,005,846
      2,430    Michigan State Building Authority Revenue Series II          10/01/01                  6.250               2,489,025
      5,000    Michigan State Certificates of Participation (Short
                  Terminal New Center Development, Inc.), Series A          10/01/01                  4.000               5,009,301
      4,000    Michigan State Housing Development Authority (Shoal
                  Creek)                                                       A                      2.750               4,000,000
      6,090    Michigan State Housing Development Authority Series
                  2000-A                                                       A                      2.800               6,090,000
     13,770    Michigan State Strategic Fund Ltd. Refunding (Dow
                  Chemical Co. Project)                                        A                      3.300              13,770,000
     10,900    Michigan State Strategic Fund Pollution Control Revenue
                  Refunding Consumers Power Project                            A                      3.300              10,900,000
      5,400    Northville Township Economic Development Corp. Ltd.
                  Obligation Revenue (Thrifty Northville, Inc. Project)        A                      2.925               5,400,000
      2,160    Plymouth-Canton Community School District Refunding Bond     05/01/02                  4.500               2,185,471
      1,200    University of Michigan University Revenue (Hospital,
                  Series A)                                                    A                      3.300               1,200,000
      6,700    University of Michigan University Revenue (Medical
                  Service Plan Series A)                                       A                      3.300               6,700,000

 PRINCIPAL
  AMOUNT
  (000)                                                                  MATURITY DATES           INTEREST RATES        VALUE
-----------                                                           --------------------        --------------   ----------------
MICHIGAN--(CONCLUDED)

   $ 28,270    University of Michigan University Revenue Refunding
                  (Hospital, Series A)                                         A                      3.300%       $     28,270,000
     16,870    University of Michigan University Revenue Refunding
                  (Medical Service Plan Series A1)                             A                      3.300              16,870,000
                                                                                                                   ----------------
                                                                                                                        134,979,657
                                                                                                                   ----------------

MINNESOTA--0.24%

      8,000    Minneapolis and St. Paul Tax-Exempt Commercial Paper            A                      2.650               8,000,000
                                                                                                                   ----------------

MISSISSIPPI--1.13%

      3,000    Canton Industrial Development Revenue Refunding (Levi
                  Strauss & Co. Project)                                       A                      2.650               3,000,000
     14,100    Harrison County Pollution Control Revenue (DuPont)              A                      3.300              14,100,000
      2,850    Jackson County Port Facility Revenue Refunding (Chevron
                  USA, Inc. Project)                                           A                      3.300               2,850,000
      8,700    Mississippi Business Finance Corp. Mississippi Revenue
                  (Mississippi College)                                        A                      2.650               8,700,000
      2,000    Mississippi State (Capital Improvement), Series B            08/01/01                  6.000               2,003,579
      6,325    Claiborne County Pollution Control Revenue (Southern
                Mississippi Electric) Tax-Exempt Commercial Paper           07/20/01                  3.400               6,325,000
                                                                                                                   ----------------
                                                                                                                         36,978,579
                                                                                                                   ----------------

MISSOURI--0.84%

     16,000    Missouri Health and Educational Facilities Authority
                  Revenue (Medical Research Facilities Stowers A)              A                      2.700              16,000,000
      5,570    St. Charles County Missouri Industrial Development
                  Authority Industrial Revenue Refunding (Casalon
                  Apartments Project)                                          A                      2.650               5,570,000
      6,000    St. Charles County Missouri Industrial Development
                  Authority Industrial Revenue Refunding (Remington
                  Apartments Project)                                          A                      2.650               6,000,000
                                                                                                                   ----------------
                                                                                                                         27,570,000
                                                                                                                   ----------------

NEBRASKA--0.76%

      6,930    Lancaster County Hospital Authority No. 1 Hospital
                  Revenue Refunding (Bryan Memorial Hospital Project)          A                      2.650               6,930,000
      3,100    Nebraska Help Increase Nebraska Revenue (Multiple Mode
                  Student Loan Series A)                                       A                      2.700               3,100,000
     15,100    Nebraska Help Increase Nebraska Revenue (Multiple Mode
                  Student Loan Series E)                                       A                      2.700              15,100,000
                                                                                                                   ----------------
                                                                                                                         25,130,000
                                                                                                                   ----------------

 PRINCIPAL
  AMOUNT
  (000)                                                                    MATURITY DATES         INTEREST RATES        VALUE
-----------                                                             --------------------      --------------   ----------------
NEVADA--1.32%

    $26,710    Clark County Airport Improvement Revenue                          A                    2.600%       $     26,710,000
      5,525    Clark County Passenger Facility (McCarran
                  International Airport Series A)                             07/01/02                6.000               5,812,274
     10,800    Las Vegas Valley Water Series A                          09/11/01 to 09/12/01          2.550              10,800,000
                                                                                                                   ----------------
                                                                                                                         43,322,274
                                                                                                                   ----------------

NEW HAMPSHIRE--1.28%

     13,800    New Hampshire Business Finance Authority Series A
                  Resource Recovery Revenue                                      A                    2.625              13,800,000
      5,900    New Hampshire Higher Educational and Health Facilities
                  Authority Revenue (Mary Hitchcock Series 85-H)                 A                    2.650               5,900,000
     19,525    New Hampshire Housing Finance Authority Multi-Family
                  Revenue (EQR Bond Partnership Project)                         A                    2.650              19,525,000
      2,900    Pembroke New Hampshire Tax Anticipation Notes                  12/31/01                3.130               2,905,365
                                                                                                                   ----------------
                                                                                                                         42,130,365
                                                                                                                   ----------------

NEW JERSEY--1.26%

     15,000    Essex County New Jersey Bond Anticipation Notes Series A       07/27/01                4.750              15,003,568
      8,000    New Jersey Economic Development Authority Mortgage
                  Gross Revenue (Series N3 Registered D)                         A                    2.800               8,000,000
        300    New Jersey Economic Development Authority Revenue
                  (Economic Growth Series C)                                     A                    2.500                 300,000
      3,000    New Jersey State Educational Facilities Authority
                  Revenue (College of New Jersey Series A)                       A                    2.600               3,000,000
     15,000    Woodbridge Township New Jersey Bond Anticipation Notes         07/27/01                4.750              15,004,290
                                                                                                                   ----------------
                                                                                                                         41,307,858
                                                                                                                   ----------------

NEW MEXICO--0.69%

     10,000   Hurley Pollution Control Revenue (Kennecott Santa Fe)              A                    3.300              10,000,000
     12,670   University of New Mexico University Revenue                        A                    2.600              12,670,000
                                                                                                                   ----------------
                                                                                                                         22,670,000
                                                                                                                   ----------------

NEW YORK--2.86%

      3,000    Amherst New York Bond Anticipation Notes                       07/25/01                5.000               3,001,168
      6,000    Babylon Industrial Development Agency Resources
                  Recovery Revenue (Ogden Martin Project)                        A                    2.400               6,000,000
      1,900    Long Island Power Authority Electric Systems Revenue
                  (Variable Subordinated Series 1B)                              A                    3.100               1,900,000
      2,337    New York City Industrial Development Agency Civic
                  Facilities (American Civil Liberties)                          A                    2.500               2,337,000
      1,000    New York City Series F-6                                          A                    2.550               1,000,000

 PRINCIPAL
  AMOUNT
  (000)                                                                  MATURITY DATES           INTEREST RATES        VALUE
-----------                                                           --------------------        --------------   ----------------
NEW YORK--(CONCLUDED)

   $ 16,000    New York City Transitional Finance Authority Revenue
                  (Future Tax Secured SubSeries B-1)                           A                      2.550%       $     16,000,000
      1,500    New York State Energy Research and Development
                  Authority Pollution Control Revenue (Orange and
                  Rockland Project), Series A                                  A                      2.350               1,500,000
      3,385    Oyster Bay New York Bond Anticipation Notes                  09/28/01                  5.125               3,388,741
      1,400    New York City (Subseries A-4)                                   A                      3.150               1,400,000
     10,600    New York City Transitional Finance Authority Revenue
                  (Future Tax Secured SubSeries A-2)                           A                      2.450              10,600,000
      5,000    Triborough Bridge and Tunnel Authority Revenue
                  (Floating Rate-Treasury Series N15)                          A                      3.000               5,000,000
     15,000    Triborough Bridge and Tunnel Authority Revenue Bond
                  Anticipation Notes (Subseries A1)                         01/17/02                  5.000              15,156,462
      5,000    West Irondequoit New York Central School District
                  Bond Anticipation Notes                                   07/12/02                  3.000               5,019,450
     21,800    City of Rochester Tax-Exempt Commercial Paper          08/24/01 to 10/04/01        2.750 to 3.000         21,800,000
                                                                                                                   ----------------
                                                                                                                         94,102,821
                                                                                                                   ----------------

NORTH CAROLINA--4.65%

     20,000    Charlotte Airport Revenue                                       A                      2.600              20,000,000
      4,000    Charlotte Airport Revenue Series D                              A                      2.600               4,000,000
      4,600    Mecklenburg County North Carolina Lease Revenue (The
                  Young Mens Christian Association)                            A                      2.650               4,600,000
     10,815    North Carolina Educational Facilities Finance Agency
                  Revenue (Guilford College)                                   A                      2.800              10,815,000
     24,000    North Carolina Educational Facility (Bowman Grey School
                  Medical Project)                                             A                      2.650              24,000,000
     19,740    North Carolina Educational Facility (Duke University
                  Project Series A)                                            A                      2.750              19,740,000
     14,000    North Carolina Educational Facility (Duke University
                  Project Series B)                                            A                      2.750              14,000,000
     11,935    North Carolina Educational Facility (Elon College)              A                      2.650              11,935,000
      7,045    North Carolina Educational Facility Finance Agency
                  Revenue, (Providence Day)                                    A                      2.650               7,045,000
      7,850    North Carolina Medical Care Commission Hospital Revenue
                  (Duke University Hospital Series A)                          A                      2.750               7,850,000
      5,785    North Carolina Medical Care Commission Hospital
                  Revenue (Duke)                                               A                      2.750               5,785,000
      1,600    North Carolina Medical Care Commission Hospital Revenue
                  (Pooled Financing Project Series B)                          A                      3.250               1,600,000
      4,000    North Carolina State Series A                                03/01/02                  6.200               4,161,818
      4,450    Raleigh Durham Airport Authority Special Facility
                  Revenue (American Airlines Series A)                         A                      3.300               4,450,000
      7,600    Union County Industrial Facilities and Pollution
                  Control Revenue Financing Authority (Square D Co.
                  Project)                                                     A                      2.650               7,600,000
      4,150    University of North Carolina Chapel Hill Foundation,
                  Inc. Certificates of Participation                           A                      2.750               4,150,000
      1,000    University of North Carolina Hospital Chapel Hill
                  Revenue Refunding Series B                                   A                      3.250               1,000,000
                                                                                                                   ----------------
                                                                                                                        152,731,818
                                                                                                                   ----------------

 PRINCIPAL
  AMOUNT
  (000)                                                                  MATURITY DATES           INTEREST RATES        VALUE
-----------                                                           --------------------        --------------   ----------------
OHIO--3.93%

    $ 9,600    Cleveland Ohio Airport Systems Revenue Series C                 A                      2.600%       $      9,600,000
     18,900    Columbus Sewer Revenue                                          A                      2.700              18,900,000
     18,325    Cuyahoga County Hospital Revenue (Cleveland Clinic
                  Foundation Series A)                                         A                      2.650              18,325,000
      3,840    Cuyahoga County Hospital Revenue (Cleveland Orchestra
                  Project)                                                     A                      3.250               3,840,000
      6,000    Cuyahoga County Hospital Revenue (University Hospital
                  Health Center)                                               A                      2.700               6,000,000
      3,340    Franklin County Hospital Revenue Refunding (U.S. Health
                  Corp. Series A)                                              A                      2.650               3,340,000
     12,045    Franklin County Hospital Revenue Refunding (U.S. Health
                  Corp. Series B)                                              A                      2.650              12,045,000
     11,200    Franklin County Hospital Revenue Subordinated
                  (Doctors Ohio Health Series B)                               A                      2.700              11,200,000
      4,000    Ohio State Air Quality Development Authority Revenue         07/25/01                  3.400               4,000,000
     14,200    Ohio State Air Quality Development Authority Revenue
                  Refunding (Ohio Edison Project Series A)                     A                      2.750              14,200,000
      3,000    Ohio State Air Quality Development Authority Revenue
                  Refunding (Ohio Edison Project Series C)                     A                      3.300               3,000,000
      2,300    Ohio State Air Quality Development Authority Revenue
                  Refunding (Toledo Edison)                                    A                      3.300               2,300,000
      6,900    Ohio State Water Development Authority Pollution
                  Control Facilities Revenue Refunding (Toledo Edison Co.
                  Project Series A)                                            A                      3.300               6,900,000
     15,450    Toledo Ohio City Services Special Assessment Notes              A                      2.700              15,450,000
                                                                                                                   ----------------
                                                                                                                        129,100,000
                                                                                                                   ----------------

OKLAHOMA--0.22%

      7,100    Oklahoma State Capital Improvement Authority Highway
                  Revenue (MBIA Insured)                                    06/01/02                  5.000               7,245,535
                                                                                                                   ----------------

OREGON--1.01%

     16,300    Oregon State General Obligation (Veterans Welfare)              A                      2.650              16,300,000
     10,000    Portland Oregon Tax Anticipation Notes                       06/27/02                  3.500              10,082,400
      6,700    Portland Oregon Multi-Family Revenue (South Park Block
                  Project Series A)                                            A                      2.800               6,700,000
                                                                                                                   ----------------
                                                                                                                         33,082,400
                                                                                                                   ----------------

PENNSYLVANIA--2.55%

      3,000    Delaware Economic Development Authority Revenue Series
                  1988 A                                                    12/07/01                  2.650               3,000,000
     25,800    Delaware Valley Regional Finance Authority (Local
                  Government Revenue)                                          A                      2.650              25,800,000
     15,600    Pennsylvania Higher Educational Facilities Authority
                  Revenue (University of Pennsylvania Health Services
                  Series B)                                                    A                      2.750              15,600,000
      4,000    Pennsylvania State Series A                                  11/15/01                  6.100               4,089,493
     10,000    Philadelphia Authority for Industrial Development
                  Revenue (Regional Performing Arts Center Project)            A                      2.700              10,000,000
      6,790    Philadelphia Water and Waste Revenue Series B                   A                      2.600               6,790,000

 PRINCIPAL
  AMOUNT
  (000)                                                                  MATURITY DATES           INTEREST RATES        VALUE
-----------                                                           --------------------        --------------   ----------------
PENNSYLVANIA--(CONCLUDED)

    $14,200    University of Pittsburgh of the Commonwealth Systems
                  of Higher Education                                          A                      2.750%       $     14,200,000
      4,000    University of Pittsburgh Pennsylvania Prerefunded
                  Series A                                                  06/01/02                  6.125               4,203,444
                                                                                                                   ----------------
                                                                                                                         83,682,937
                                                                                                                   ----------------

PUERTO RICO--0.21%

      7,000    Government Development Bank Tax-Exempt Commercial
                  Paper                                               07/31/01 to 08/14/01        2.600 to 3.100          7,000,000
                                                                                                                   ----------------

SOUTH CAROLINA--2.51%

      2,000    Berkeley County South Carolina Revenue Refunding
                  (Bayer Corp. Project)                                        A                      3.300               2,000,000
     10,000    Piedmont Municipal Power Agency South Carolina
                  Electric Revenue Refunding Series A                          A                      2.700              10,000,000
     11,600    Piedmont Municipal Power Agency South Carolina
                  Electric Revenue Refunding Series D                          A                      2.625              11,600,000
     10,000    Rock Hill South Carolina Utility Systems Revenue
                  Series B                                                     A                      2.700              10,000,000
      6,500    South Carolina Jobs Economic Development Authority
                  (YMCA Greenville Project)                                    A                      2.700               6,500,000
     31,015    South Carolina Jobs Economic Development Authority
                  Hospital Facilities Revenue (Baptist Healthcare
                  Systems)                                                     A                  2.600 to 2.650         31,015,000
     11,500    South Carolina Public Service Authority Tax-Exempt
                  Commercial Paper                                    07/11/01 to 07/19/01        3.050 to 3.150         11,500,000
                                                                                                                   ----------------
                                                                                                                         82,615,000
                                                                                                                   ----------------

TENNESSEE--3.05%

      7,085    Clarksville Public Building Authority Revenue C                 A                      2.650               7,085,000
      3,535    Hamilton County Series A                                     05/01/02                  5.000               3,594,000
      4,000    Knox County (Public Improvement)                             04/01/02                  6.875               4,149,760
      4,000    Metropolitan Nashville Airport Authority                        A                      2.700               4,000,000
      3,150    Metropolitan Nashville and Davidson County Prerefunded       05/15/02                  6.150               3,293,905
     17,000    Metropolitan Nashville and Davidson County Health and
                  Educational Facilities Board Revenue (Vanderbilt
                  University)                                                  A                  2.600 to 3.700         17,000,000
      8,600    Metropolitan Nashville and Davidson Industrial
                  (Timberlake)                                                 A                      3.000               8,600,000
     24,880    Montgomery County Public Building Authority Revenue
                  (Pooled Loan)                                                A                      2.650              24,880,000
     11,210    Shelby County Series A                                          A                      2.700              11,210,000
      5,800    Signal Mountain Tennessee Health Educational and
                  Housing Facilities Board Revenue Refunding
                  (Alexian Village)                                            A                      3.650               5,800,000
     10,515    Memphis Tennessee Tax-Exempt Commercial Paper          07/01/01 to 09/07/01        2.650 to 5.000         10,515,000
                                                                                                                   ----------------
                                                                                                                        100,127,665
                                                                                                                   ----------------

 PRINCIPAL
  AMOUNT
  (000)                                                                    MATURITY DATES         INTEREST RATES        VALUE
-----------                                                             --------------------      --------------   ----------------
TEXAS--10.36%

    $ 1,375    Arlington Texas Independent School District
                  Prerefunded Series A                                        08/15/01                6.375%       $      1,378,323
      3,450    Austin Texas Utility Systems Revenue Refunding
                  Series A                                                    05/15/02                5.125               3,509,412
      6,005    Bexar County Health Facilities Development (Army
                  Retirement Foundation)                                         A                    2.850               6,005,000
      2,200    Brazos River Texas Harbor Navigation District Brazoria
                  County Revenue Refunding (Dow Chemical Co. Project A)          A                    3.300               2,200,000
      2,000    Garland Utility Systems Revenue Refunding Bond                 03/01/02                5.900               2,035,143
     12,800    Georgetown Higher Education Finance Corp. (Southwestern
                  University)                                                    A                    2.700              12,800,000
      4,000    Guadalupe Blanco River Authority (Central Texas Tax
                  Power)                                                         A                    3.300               4,000,000
     10,000    Harris County Industrial Development Corp. Revenue
                  Refunding (Baytank Houston, Inc. Project)                      A                    2.650              10,000,000
      5,925    Harris County Texas (Series N1 Registered D)                      A                    2.900               5,925,000
      1,500    Harris County Texas Health Facilities Development
                  Corp. Revenue (Tirr Project)                                   A                    3.350               1,500,000
     33,165    Harris County Toll Roads                                          A                    2.750              33,165,000
     15,725    Houston Texas Housing Finance Corp. (Palm Center
                  Apartments Series A)                                           A                    2.650              15,725,000
      2,655    Houston Texas Independent School District                      08/15/01                6.500               2,662,318
      5,500    Midlothian Industrial Development Corp. Pollution
                  Control Revenue (Bow Crow Cement Co. Project)                  A                    2.700               5,500,000
      1,000    North Central Texas Health Facilities Development Corp.
                  (Various Methodist Hospitals Series B)                         A                    3.300               1,000,000
      2,600    Port Arthur Navigation District Refunding (Texaco, Inc.
                  Project)                                                       A                    3.300               2,600,000
      9,200    Port of Corpus Christi Authority Texas Refunding (Koch
                  Refining Co. Project)                                          A                    2.700               9,200,000
      4,000    Red River (Southwestern Public Service)                           A                    2.800               4,000,000
      4,650    Sabine River Authority Texas Pollution Control Revenue
                  Refunding (Texas Utility Project Series A)                     A                    3.300               4,650,000
      8,070    Sabine River Authority Texas Water Supply Facilities
                  Revenue Refunding (Lake Fork Project)                       12/01/01                4.400               8,102,998
      7,010    Tarrant County Texas Housing Finance Corp. Revenue
                  Refunding (Multifamily Housing Apartments Project)             A                    2.850               7,010,000
      5,000    Texas State Refunding Series A                                 07/23/01                2.750               5,000,000
     33,000    Texas State Refunding Series C                                 04/01/02                5.500              34,186,080
     86,500    Texas State Tax and Revenue Anticipation Notes Series A        08/31/01                5.250              86,635,551
      5,000    Bexar County Metropolitan Water Tax-Exempt Commercial
                  Paper                                                       09/11/01                3.100               5,000,000
     11,450    Brazos River Texas Harbor Navigation District
                  Tax-Exempt Commercial Paper                           08/17/01 to 09/05/01      2.800 to 2.900         11,450,000
     12,000    Harris County Texas General Obligation Tax-Exempt
                  Commercial Paper                                            08/08/01                2.750              12,000,000
      9,100    Houston Tax-Exempt Commercial Paper                            10/11/01                2.650               9,100,000
     29,000    Houston Water and Sewer Authority Tax-Exempt
                  Commercial Paper                                      07/17/01 to 10/01/01     2.600 to 3.250          29,000,000
      5,000    North Central Texas Health Facilities Development
                  Corp. (Methodist Hospital) Tax-Exempt
                  Commercial Paper                                            08/13/01                2.700               5,000,000
                                                                                                                   ----------------
                                                                                                                        340,339,825
                                                                                                                   ----------------

 PRINCIPAL
  AMOUNT
  (000)                                                                  MATURITY DATES           INTEREST RATES        VALUE
-----------                                                           --------------------        --------------   ----------------
UTAH--1.77%

    $ 7,000    Carbon County Pollution Control Revenue (Pacificorp
                  Projects)                                                    A                      3.300%       $      7,000,000
      4,000    Emery County Utah Pollution Control Revenue Refunding
                  (Pacificorp Projects)                                        A                      3.300               4,000,000
      2,600    Salt Lake County Pollution Control Revenue Refunding
                  (Service Station Holdings Project)                           A                      3.300               2,600,000
      5,000    Salt Lake County Utah Tax and Revenue Anticipation Notes     12/28/01                  3.500               5,020,607
     39,650    Utah State Series A                                             A                      2.800              39,650,000
                                                                                                                   ----------------
                                                                                                                         58,270,607
                                                                                                                   ----------------

VERMONT--0.82%

     23,000    Vermont Educational and Health Buildings Financing
                  Agency Revenue (Fletcher Allen Hospital Series B)            A                      2.650              23,000,000
      4,000    Vermont Educational and Health Buildings Financing
                  Agency Revenue (Marlboro College Project Series A)           A                      2.750               4,000,000
                                                                                                                   ----------------
                                                                                                                         27,000,000
                                                                                                                   ----------------

VIRGINIA--1.99%

     38,420    Loudoun County Industrial Development Authority
                  (Falcons Landing Project)                                    A                      2.650              38,420,000
      7,000    Norfolk Industrial Development Authority Revenue
                  (Hospital Facilities Childrens Project)                      A                      2.650               7,000,000
     14,835    Penninsula Port Authority Coal Term                          07/19/01                  3.400              14,835,000
      5,210    West Virginia School Building Authority Revenue
                  (Capital Improvement), Series A                           07/01/01                  6.000               5,210,000
                                                                                                                   ----------------
                                                                                                                         65,465,000
                                                                                                                   ----------------

WASHINGTON--3.31%

      2,000    King County Washington School District Number 411            12/01/01                  7.000               2,023,141
      2,000    Lewis County Washington Public Utility District Number
                  001 (Cowlitz Falls Hydroelectric Project)                 10/01/01                  7.000               2,053,078
      4,500    Port of Seattle Industrial Development Corp. (Alaska
                  Airlines, Inc.)                                              A                      3.150               4,500,000
     10,000    Port of Seattle Washington Revenue Series A                     A                      2.850              10,000,000
      4,250    Port of Vancouver Washington (United Grain Corp. of
                  Oregon)                                                      A                      2.800               4,250,000
     10,000    Snohomish County Public Utility District No. 001
                  Electric Revenue Refunding (Generation Systems Series A)     A                      2.600              10,000,000
     24,800    Snohomish Public Utility District                               A                      2.600              24,800,000
      9,965    Tulalip Tribes of the Tulalip Reservation Washington
                  Split Revenue                                                A                      2.650               9,965,000
     12,800    Washington State Series VR-96B                                  A                      2.600              12,800,000
      4,000    Washington State Public Power Supply Systems (Nuclear
                  Project No. 1 Series 1A-1)                                   A                      2.650               4,000,000
     16,930    Washington State Public Power Systems Nuclear Project
                  No. 1 Revenue Refunding Series 1A-3                          A                      2.600              16,930,000
      7,600    Seattle Municipal Light & Power Revenue Tax-Exempt
                  Commercial Paper                                             A                      2.850               7,600,000
                                                                                                                   ----------------
                                                                                                                        108,921,219
                                                                                                                   ----------------

 PRINCIPAL
  AMOUNT
  (000)                                                                  MATURITY DATES           INTEREST RATES        VALUE
-----------                                                           --------------------        --------------   ----------------
WISCONSIN--1.03%

    $ 6,100    City of Oak Creek Pollution Control Revenue
                  (Wisconsin Electric Power Co.)                               A                      2.900%       $      6,100,000
      2,500    Milwaukee Wisconsin (Corp. Purpose) Series P                 12/15/01                  5.000               2,518,575
      1,570    Racine Wisconsin Unified School District                     09/04/01                  3.500               1,571,645
      4,155    Wisconsin State Series B                                     05/01/02                  7.000               4,295,462
      4,225    Wisconsin State Health and Education Facilities
                  Authority Revenue (Wheaton Franciscian Services)             A                      2.700               4,225,000
      1,225    Milwaukee Wisconsin Refunding Series A                       06/15/02                  4.000               1,239,283
     10,000    Wisconsin Center District Wisconsin Tax Revenue
                  Series A                                                     A                      2.750              10,000,000
      4,032    Wisconsin State Tax-Exempt Commercial Paper                  08/15/01                  2.900               4,032,000
                                                                                                                   ----------------
                                                                                                                         33,981,965
                                                                                                                   ----------------

WYOMING--0.27%

      8,800    Sweetwater County Pollution Control Revenue
                  Refunding (Idaho Power Co., Project C)                       A                      3.350               8,800,000
                                                                                                                   ----------------
Total Investments (cost--$3,340,144,714 which approximates
   cost for federal income tax purposes)--101.64%                                                                     3,340,144,714
Liabilities in excess of other assets--(1.64)%                                                                          (53,994,450)
                                                                                                                   ----------------
Net Assets (applicable to 3,287,104,740 shares of common stock
    outstanding at $1.00 per share)--100.00%                                                                         $3,286,150,264
                                                                                                                   ================

----------
A Variable rate demand notes and variable rate certificates of participation are payable on demand. The interest rates shown are the current rates as of June 30, 2001, and reset periodically.
MBIA  Municipal Bond Investors Assurance.

                       Weighted average maturity--38 days

                 See accompanying notes to financial statements

UBS PAINEWEBBER RMA CALIFORNIA MUNICIPAL MONEY FUND

STATEMENT OF NET ASSETS                                            JUNE 30, 2001

 PRINCIPAL
  AMOUNT
  (000)                                                                    MATURITY DATES         INTEREST RATES        VALUE
-----------                                                             --------------------      --------------   ----------------
MUNICIPAL BONDS AND NOTES--103.78%

   $ 18,448    California Educational Facilities Authority (Stanford
                  University-Series L)                                           A                    2.300%       $     18,448,000
      4,950    California Educational Facilities Authority (Stanford
                  University-Series L-3)                                         A                    2.300               4,950,000
      5,875    California Educational Facilities Authority (Stanford
                  University-Series L-4)                                         A                    2.300               5,875,000
      6,500    California Health Facilities Financing Authority
                  (Adventist Health System-Series A)                             A                    2.800               6,500,000
      5,100    California Health Facilities Financing Authority
                  (Adventist Health System-Series B)                             A                    2.450               5,100,000
     12,704    California Health Facilities Financing Authority
                  (Floating Pooled Loan Program-Series B)                        A                    2.700              12,704,000
        600    California Health Facilities Financing Authority
                  (Hospital Adventist-Series A)                                  A                    3.050                 600,000
      8,350    California Health Facilities Financing Authority
                  (Hospital Adventist-Series B)                                  A                    3.050               8,350,000
     12,045    California Housing Finance Agency Revenue (Home
                  Mortgage-Series I)                                             A                    2.350              12,045,000
      1,475    California Housing Finance Agency Revenue (Series L)              A                    2.350               1,475,000
     19,500    California School Cash Reserve Program Authority Pool                              4.000 to 5.250
                  (Series A)                                            07/03/01 to 07/03/02                             19,599,242
      7,705    California School Facilities Financing Corp.
                  Certificates of Participation (Capital Improvement
                  Financing Projects-Series A)                                   A                    2.500               7,705,000
      4,600    California School Facilities Financing Corp.
                  Certificates of Participation (Capital Improvement
                  Financing Projects-Series B)                                   A                    2.500               4,600,000
      5,000    California State General Obligation Bond                       12/01/01                6.000               5,048,089
      1,000    California State Economic Development Finance Authority
                  (Buck Center Research Aging Project)                           A                    2.400               1,000,000
      6,825    California State Public Works Board Lease Revenue
                  Series A                                                    09/01/01                5.750               6,847,857
      1,100    California Statewide Communities Development Authority
                  (House Ear Institute)                                          A                    3.100               1,100,000
        900    California Statewide Communities Development Authority
                  (Northern California Retired Officers)                         A                    3.150                 900,000
     33,010    California Transit Financing Authority                            A                    2.700              33,010,000
     12,400    Abag Finance Authority for Nonprofit Corps. (Lucile
                  Salter Packard Project)                                        A                    2.450              12,400,000
      4,225    Alameda Contra Costa Schools Financing Authority
                  Certificates of Participation (Capital Improvement
                  Financing Projects-Series A)                                   A                    2.750               4,225,000
      2,740    Alameda Contra Costa Schools Financing Authority
                  Certificates of Participation (Capital Improvement
                  Financing Projects-Series D)                                   A                    2.750               2,740,000
      5,000    Alameda County Board of Education Tax and Revenue
                  Anticipation Notes                                          07/02/02                3.250               5,030,100
      5,000    Alameda County Tax and Revenue Anticipation Notes              07/02/01                5.000               5,000,092
      6,500    Alameda Unified School District Tax and Revenue
                  Anticipation Notes                                          07/05/01                5.000               6,500,512
     17,000    Anaheim Certificates of Participation                             A                    2.500              17,000,000
      2,000    Bay Area Government Association California Bay Area
                  Rapid Transit Bart SFO Extension (FTA Capital
                  Grant-Series A)                                             06/15/02                4.500               2,032,661
      1,000    Bay Area Toll Authority Toll Bridge Revenue (San
                  Francisco Bay Area-Series A)                                   A                    3.050               1,000,000
     10,000    Bay Area Toll Authority Toll Bridge Revenue (San
                  Francisco Bay Area-Series B)                                   A                    2.500              10,000,000

 PRINCIPAL
  AMOUNT
  (000)                                                                  MATURITY DATES           INTEREST RATES        VALUE
-----------                                                           --------------------        --------------   ----------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

   $  8,000    Chino Basin California Regional Financing
                  Authority (Series A)                                         A                      2.500%       $      8,000,000
      6,250    Contra Costa County Board of Education
                  Tax and Revenue Anticipation Notes                        07/05/01                  5.000               6,250,512
      9,495    Contra Costa County Housing Authority
                  Multi Family Revenue (Lakeshore-Series C)                    A                      2.500               9,495,000
      6,475    Corona Multifamily Revenue Refunding
                  Housing (Country Hills Project-Series A)                     A                      2.750               6,475,000
     15,000    Cupertino Union School District Tax and
                  Revenue Anticipation Notes                          07/05/01 to 07/02/02        3.500 to 5.000         15,061,791
      7,000    Desert Sands Unified School District Tax
                  and Revenue Anticipation Notes                            07/06/01                  5.000               7,000,717
      6,100    Dublin San Ramon Service District                               A                      2.450               6,100,000
      1,600    Fairfield California Tax and Revenue
                  Anticipation Notes                                        06/30/02                  3.250               1,607,520
     10,000    Fairfield Suisun Unified School Tax and
                  Revenue Anticipation Notes                                07/05/01                  5.000              10,000,788
      8,000    Fontana Unified School District Tax and
                  Revenue Anticipation Notes                                07/05/02                  3.250               8,046,560
      9,500    Fremont California Tax and Revenue
                  Anticipation Notes                                        07/09/02                  3.250               9,561,845
      7,000    Fresno County Tax and Revenue
                  Anticipation Notes                                  06/28/02 to 07/01/02        2.630 to 3.500          7,054,190
     27,200    Golden Empire Schools Financing Authority
                  (Kern High School District Project)                          A                      2.550              27,200,000
      8,000    Golden Empire Schools Financing Authority
                  (Kern High School District Project-Series A)                 A                      2.400               8,000,000
      3,900    Irvine Improvement Bond Act 1915
                  Obligation Assessment District Number 93-14                  A                      3.100               3,900,000
     10,431    Irvine Improvement Bond Act 1915 Updates
                  Assessment District 85-7-I                                   A                      2.550              10,431,000
      1,300    Irvine Public Facilities and
                  Infrastructure Authority (Capital Improvement
                  Projects)                                                    A                      2.550               1,300,000
      6,100    Irvine Ranch Water District                                     A                      3.100               6,100,000
      3,200    Irvine Ranch Water District (Series A)                          A                      3.100               3,200,000
      3,200    Irvine Ranch Water District (Series B)                          A                      3.200               3,200,000
      4,600    Irvine Ranch Water District Certificates
                  of Participation (Capital Improvement Project)               A                      3.100               4,600,000
      5,000    Kern County Board of Education Tax and
                  Revenue Anticipation Notes                                07/03/01                  5.000               5,000,192
      9,990    Livermore California Certificates of
                  Participation (Capital Projects)                             A                      2.700               9,990,000
      4,500    Los Altos School District Tax and Revenue
                  Anticipation Notes                                        07/02/02                  3.250               4,526,190
      5,000    Los Angeles Community Redevelopment
                  Agency (Grand Promenade Project)                             A                      2.500               5,000,000
     10,000    Los Angeles Community Redevelopment
                  Agency Certificates of Participation
                  (Baldwin Hills Public Park)                                  A                      2.400              10,000,000
      5,000    Los Angeles County California Tax and
                  Revenue Anticipation Notes                                06/28/02                  3.750               5,054,900
      1,050    Los Angeles County California Schools
                  Regionalized Business Services
                  (Local Educational Agency Pooled Capital
                  Project-Series C)                                         10/01/01                  4.100               1,053,063
      2,500    Los Angeles County California Schools
                  Pooled Financing Program
                  Participation Certificates (Pooled
                  Transport Series A)                                       07/02/01                  3.500               2,519,900
      2,000    Los Angeles County California Schools
                  Pooled Financing Program
                  Participation Certificates (Pooled
                  Transport Series A)                                       07/02/01                  5.000               2,000,038
      3,440    Los Angeles County Pension Obligation
                  (Series B)                                                   A                      2.500               3,440,000
     12,600    Los Angeles County Transport Commission
                  Sales (Tax and Revenue
                  Refunding Bonds-Series A)                                    A                      2.500              12,600,000

 PRINCIPAL
  AMOUNT
  (000)                                                                  MATURITY DATES           INTEREST RATES        VALUE
-----------                                                           --------------------        --------------   ----------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

   $  5,500    Los Angeles Department Water and Power Waterworks
                  Revenue Subseries B-3                                        A                      2.500%       $      5,500,000
      2,125    Los Angeles Harbor Department Revenue Bonds                  10/01/01                  6.800               2,140,936
     13,200    Los Angeles Multi-Family Housing Revenue Bonds
                  (Museum Terrace Apartments-Series H)                         A                      2.700              13,200,000
      5,000    Los Angeles Unified School District Tax and Revenue
                  Anticipation Notes                                        07/23/02                  4.000               5,073,650
      7,400    M-S-R Public Power Agency (San Juan Project)
                  Revenue Bonds (Series D)                                     A                      2.550               7,400,000
      4,500    Metropolitan Water District Southern California
                  Waterworks Revenue Bonds (Series A-6)                        A                      2.900               4,500,000
      4,000    Metropolitan Water District Southern California
                  Waterworks Revenue Bonds (Series B)                          A                      2.450               4,000,000
     10,100    Metropolitan Water District Southern California
                  Waterworks Revenue Bonds (Series B-3)                        A                      3.100              10,100,000
      5,000    Metropolitan Water District Southern California
                  Waterworks Revenue Bonds (Series B-4)                        A                      2.500               5,000,000
      6,795    Moorpark Industrial Development Authority (Fred
                  Kavli and Kavlico Corp.)                                     A                      2.500               6,795,000
      3,000    Moreno Valley Unified School District Tax and
                  Revenue Anticipation Notes                                07/02/02                  3.750               3,033,510
     10,000    Mount Diablo Unified School District Tax and
                  Revenue Anticipation Notes                                10/30/01                  4.500              10,024,001
      5,100    Oakland Alameda County Coliseum Authority Lease
                  Revenue                                                      A                      2.750               5,100,000
     12,800    Oakland Joint Powers Financing Authority (Series
                  A-1)                                                         A                      2.400              12,800,000
      7,490    Orange County Apartment Development Revenue Bonds
                  (Niguel Village-Series AA)                                   A                      2.500               7,490,000
      6,340    Orange County Apartment Development Revenue Bonds
                  (Niguel Village-Series U)                                    A                      2.450               6,340,000
      5,000    Paramount Unified School District Tax and Revenue
                  Anticipation Notes                                        12/05/01                  4.500               5,011,377
      8,500    Pasadena Certificates of Participation (Rose Bowl
                  Imports Project)                                             A                      2.400               8,500,000
      3,900    Perris Unified High School District and Tax Revenue
                  Anticipation Notes                                        07/02/02                  3.500               3,931,824
      3,225    Petaluma City School District Tax and Revenue
                  Anticipation Notes                                        07/02/02                  3.500               3,252,251
      1,300    Porterville Tax and Revenue Anticipation Notes               06/28/02                  3.500               1,309,386
      4,500    Ravenswood City School District Tax and Revenue
                  Anticipation Notes                                  07/05/01 to 07/02/02        3.250 to 4.900          4,511,811
     17,500    Riverside County Asset Leasing Corp. (Leasehold
                  Revenue)                                                     A                      2.500              17,500,000
      1,000    Riverside County California Certificates of
                  Participation (Air Force Village
                  West, Inc. Series A)                                      06/15/02                  8.125               1,068,638
     11,460    Sacramento County Certificates of Participation
                  (Administration Center and Courthouse Project)               A                      2.700              11,460,000
      6,590    San Bernardino County Tax and Revenue Anticipation                                 3.500 to 5.500
                  Notes                                               09/28/01 to 7/02/02                                 6,640,162
      2,620    San Diego Certificates of Participation                      07/15/01                  6.900               2,623,210
      3,600    San Francisco City and County Finance Corp. Lease
                  Revenue (Moscone Center Expansion Project-Series 3)          A                      2.450               3,600,000
     16,500    San Francisco City and County Finance Corp. Revenue
                  Bonds (Moscone Center Expansion Project-Series 1)            A                      2.450              16,500,000

 PRINCIPAL
  AMOUNT
  (000)                                                                  MATURITY DATES           INTEREST RATES        VALUE
-----------                                                           --------------------        --------------   ----------------
MUNICIPAL BONDS AND NOTES--(CONCLUDED)

   $  5,000    San Francisco City and County Unified School
                  District Tax and Revenue Anticipation Notes               12/13/01                  4.375%       $      5,014,710
      4,000    San Fransisco City and County Redevelopment
                  Agency Revenue (Community Facilities
                  District No. 4)                                              A                      2.600               4,000,000
      6,000    San Jose Redevelopment Agency Revenue Bonds
                  (Merged Area Redevelopment Project-Series A)                 A                      2.750               6,000,000
      7,100    San Jose Redevelopment Agency Revenue Bonds
                  (Merged Area Redevelopment Project-Series B)                 A                      2.450               7,100,000
      3,000    San Jose Santa Clara Water Financing
                  Authority Sewer Revenue (Series B)                           A                      2.500               3,000,000
      5,000    San Luis Obispo County Bond Anticipation
                  Notes                                                     07/02/02                  3.500               5,041,250
      9,545    Santa Clara County El Camino Hospital
                  District (Hospital Facilities Authority
                  Revenue-Series B)                                            A                      2.900               9,545,000
      9,000    Santa Clara County Transit District (Series A)                  A                      2.700               9,000,000
     14,450    Santa Clara Financing Authority (VMC
                  Facility Replacement-Project B)                              A                      2.600              14,450,000
     10,000    Southeast Resources Recovery Facilities
                  Authority (Series A)                                         A                      2.600              10,000,000
     10,200    Southern Public Power Authority Project
                  Revenue Bonds (Palo Verde Project-Series C)                  A                      2.500              10,200,000
      6,900    Southern Public Power Authority Project
                  Revenue Bonds (Southern Transmission)                        A                      2.500               6,900,000
      5,042    Stanislaus County Office of Education Tax
                  and Revenue Anticipation Notes                            07/16/02                  3.500               5,042,250
      5,000    Tulare County California Tax and Revenue
                  Anticipation Notes                                        11/14/01                  4.500               5,012,741
      8,200    Turlock California Irrigation District
                  Certificates of Participation
                  (Capital Improvement and Refunding Project)                  A                      3.050               8,200,000
     10,000    Ventura County Tax and Revenue Anticipation
                  Notes (Series A)                                          07/03/01                  5.000              10,000,420
     10,615    Watere use Finance Authority California
                  Revenue Bonds                                                A                      2.700              10,615,000
      7,500    West Basin Municipal Water District Revenue
                  Certificates of Participation (Series A)                     A                      2.500               7,500,000
      6,250    West Covina Redevelopment Agency Lease
                  Revenue Bonds (Refunding Lakes Public
                  Parking Project)                                             A                      2.500               6,250,000
      2,875    Westminster Certificates of Participation
                  (Civic Center Project-Series B)                              A                      2.600               2,875,000
      2,980    Puerto Rico Industrial Medical and
                  Environmental Pollution Control
                  Facilities Financing Authority Revenue
                  (Series A)                                                12/01/01                  3.800               2,980,000
                                                                                                                   ----------------
    Total Municipal Bonds and Notes (cost-$788,686,886)                                                                 788,686,886
                                                                                                                   ----------------
TAX-EXEMPT COMMERCIAL PAPER--7.55%

      3,000    Anaheim City California Electric Authority                   07/20/01                  3.500               3,000,000
      3,000    Los Angeles Department Water and Power                       08/30/01                  2.600               3,000,000
      6,000    Modesto Irrigation District                            09/12/01 to 09/13/01            2.600               6,000,000
      3,500    Regents of the University of California
                  (Series A)                                                08/21/01                  2.950               3,500,000
      2,275    Riverside County General Obligation (Series B)               07/16/01                  2.900               2,275,000
      3,500    San Diego Unified Port Authority (Series B)                  10/12/01                  2.600               3,500,000
      3,400    San Francisco County Airports (Series A)                     09/07/01                  2.600               3,400,000
      5,500    San Gabriel Valley Council Governments                 10/10/01 to 12/10/01            2.650               5,500,000

 PRINCIPAL
  AMOUNT
  (000)                                                                  MATURITY DATES           INTEREST RATES        VALUE
-----------                                                           --------------------        --------------   ----------------
TAX-EXEMPT COMMERCIAL PAPER--(CONCLUDED)

   $ 27,169    Puerto Rico Commonwealth Government Development
                  Bank                                                07/13/01 to 09/21/01       2.700 to 3.750%   $     27,169,000
                                                                                                                   ----------------
Total Tax-Exempt Commercial Paper (cost--$57,344,000)                                                                    57,344,000
                                                                                                                   ----------------
Total Investments (cost--$846,030,886 which approximates cost
   for federal income purposes)--111.33%                                                                                846,030,886
Liabilities in excess of other assets--(11.33)%*                                                                        (86,069,432)
                                                                                                                   ----------------
Net Assets (applicable to 760,393,582 shares of beneficial
   interest at $1.00 per share)--100.00%                                                                               $759,961,454
                                                                                                                   ================

----------
A Variable rate demand notes are payable on demand. The interest rates shown are current rates as of June 30, 2001 and reset periodically.
*     Includes a payable for investments purchased that settled on 07/03/01.

                       Weighted average maturity--54 days

                 See accompanying notes to financial statements

UBS PAINEWEBBER RMA NEW YORK MUNICIPAL MONEY FUND

STATEMENT OF NET ASSETS                                            JUNE 30, 2001

 PRINCIPAL
  AMOUNT
  (000)                                                                  MATURITY DATES           INTEREST RATES        VALUE
-----------                                                           --------------------        --------------   ----------------
MUNICIPAL BONDS AND NOTES--92.95%

   $  1,705    New York State Certificates of Participation (General
                  Services Executive Department)                            09/01/01                  5.000%       $      1,710,058
     17,010    New York State Dormitory Authority Revenues (Cornell
                  University-Series B)                                         A                      2.600              17,010,000
      5,000    New York State Dormitory Authority Revenues (ITHACA
                  College)                                                  07/01/01                  6.250               5,100,000
      5,935    New York State Dormitory Authority Revenues (Memorial
                  Sloan-Class D)                                               A                      2.450               5,935,000
      9,000    New York State Dormitory Authority Revenues (Memorial
                  Sloan-Convertible)                                           A                      2.450               9,000,000
      9,352    New York State Dormitory Authority Revenues
                  (Metropolitan Museum of Art)                                 A                      2.500               9,352,000
      4,400    New York State Dormitory Authority Revenues (Oxford
                  University Press, Inc.)                                      A                  2.500 to 3.200          4,400,000
      3,125    New York State Dormitory Authority Revenues (Putters 107)       A                      2.530               3,125,000
      1,800    New York State Dormitory Authority Revenues
                  (Rockefeller University-Series A)                            A                      2.500               1,800,000
      2,495    New York State Dormitory Authority Revenues (State
                  University Educational Facilities-Series C)               05/15/02                  5.100               2,546,653
     13,200    New York State Dormitory Authority Revenues (Wagner
                  College)                                                     A                      2.500              13,200,000
      2,500    New York State Energy Research & Development Authority
                  Pollution Control Revenue (New York State Electric
                  & Gas-Series B)                                           10/15/01                  4.250               2,500,000
        900    New York State Energy Research & Development Authority
                  Pollution Control Revenue (Niagara Mohawk)                   A                      3.150                 900,000
      3,785    New York State Energy Research & Development Authority
                  Pollution Control Revenue (Niagara Mohawk-Series A)          A                      3.250               3,785,000
     25,000    New York State Energy Research & Development Authority
                  Pollution Control Revenue (Orange & Rockland
                  Project-Series A)                                            A                      2.350              25,000,000
      1,000    New York State Energy Research & Development Authority
                  Pollution Control Revenue (Rochester Gas &
                  Electric-Series A)                                           A                      2.500               1,000,000
      4,015    New York State Energy Research & Development Authority
                  Pollution Control Revenue (Rochester Gas &
                  Electric-Series B)                                           A                      2.550               4,015,000
      9,800    New York State Energy Research & Development Authority
                  Pollution Control Revenue (Rochester Gas &
                  Electric-Series C)                                           A                      2.350               9,800,000
     16,400    New York State Housing Finance Agency (Normandie Court
                  I Project)                                                   A                      2.450              16,400,000
     17,100    New York State Housing Finance Agency Obligation
                  Revenue Series A                                             A                      2.450              17,100,000
      9,175    New York State Housing Finance Agency Obligation
                  Revenue Series B                                             A                      2.400               9,175,000
      1,000    New York State Housing Finance Agency Obligation
                  Revenue Series C                                             A                      7.300               1,025,981
      2,700    New York State Local Government Assistance Corp.
                  Revenue Series A                                             A                      6.875               2,828,108
     21,480    New York State Local Government Assistance Corp.
                  Revenue Series B                                             A                      2.450              21,480,000
      4,600    New York State Local Government Assistance Corp.
                  Revenue Series C                                             A                      2.450               4,600,000
      5,000    New York State Local Government Assistance Corp.
                  Revenue Series E                                             A                      2.450               5,000,000
      2,221    Amherst Bond Anticipation Notes                              07/25/01                  5.000               2,221,865
     14,300    Babylon Industrial Development Agency Resources (Ogden
                  Martin Project)                                              A                      2.400              14,300,000
      2,000    Board Cooperative Educational Services First
                  Supervisory District Revenue Anticipation Notes           06/28/02                  3.125               2,007,220

 PRINCIPAL
  AMOUNT
  (000)                                                                  MATURITY DATES           INTEREST RATES        VALUE
-----------                                                           --------------------        --------------   ----------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

   $  4,500    Canandaigua City School District Revenue Anticipation
                  Notes                                                     07/11/01                  5.000%       $      4,500,530
      6,700    Clarence Central School District Tax Anticipation Notes      06/28/02                  3.250               6,738,927
      5,000    East Meadow Union Free School District Tax Anticipation
                  Notes                                                     06/27/02                  3.250               5,030,250
      4,000    Edgemont Union Free School District Greenburgh Tax
                  Anticipation Notes                                        02/15/02                  2.875               4,006,707
      6,550    Erie County Water Authority                                     A                      2.350               6,550,000
      7,000    Farmingdale Union Free School District Tax Anticipation
                  Notes                                                     06/27/02              3.000 to 3.125          7,033,590
      2,750    Franklin Square Union Free School District Tax
                  Anticipation Notes                                        06/27/02                  3.250               2,765,042
      9,000    Huntington Union Free School District Tax Anticipation
                  Notes                                                     06/27/02              3.125 to 3.250          9,044,640
      5,000    Jay Street Development Corp. New York City Facility
                  Lease Revenue (Jay Street Project-Series A-3)                A                      2.400               5,000,000
      1,000    Lindenhurst Union Free School District Tax Anticipation
                  Notes                                                     06/27/02                  3.250               1,005,920
      9,300    Long Island Power Authority Electric Systems Revenue
                  Series 7                                                     A                      2.450               9,300,000
     10,000    Long Island Power Authority Electric Systems Revenue
                  SubSeries 1-A                                                A                      2.550              10,000,000
      3,530    New York City Series A                                       08/15/01                  7.750               3,597,409
      3,015    New York City Series B                                          A                      3.000               3,015,000
      3,500    New York City Series F-6                                        A                      2.550               3,500,000
        600    New York City SubSeries E-4                                     A                      3.150                 600,000
      3,050    New York City SubSeries E-5                                     A                  3.200 to 3.250          3,050,000
      2,400    New York City (Series B, SubSeries B-3)                         A                      3.150               2,400,000
        400    New York City (Series B, SubSeries B-6)                         A                      3.200                 400,000
      3,000    New York City (Series B, SubSeries B-7)                         A                      3.150               3,000,000
      1,300    New York City (Series H, Subseries H-2)                         A                      3.200               1,300,000
      1,600    New York City Prerefunded Series D                           02/01/02                  7.500               1,666,337
      1,050    New York City Prerefunded Series F                           11/15/01                  8.400               1,087,309
      2,760    New York City Prerefunded Series H                           02/01/02                  7.000               2,867,929
     11,135    New York City Health & Hospital Corp. Revenue (Health
                  System-Series B)                                             A                      2.500              11,135,000
     12,655    New York City Health & Hospital Corp. Revenue (Health
                  System-Series C)                                             A                      2.500              12,655,000
     15,700    New York City Housing Development Corp. Multi-Family
                  Rental Housing (Parkgate Development-Series A)               A                      2.450              15,700,000
      3,000    New York City Industrial Development Agency (Calhoun
                  School)                                                      A                      2.650               3,000,000
      3,725    New York City Industrial Development Agency Civic
                  Facility Revenue (Church of Heavenly Rest)                   A                      2.500               3,725,000
     12,900    New York City Municipal Water Finance Authority Water &
                  Sewer Systems Revenue Series C                               A                      3.150              12,900,000
      4,800    New York City Municipal Water Finance Authority Water &
                  Sewer Systems Revenue Series F-2                             A                      2.550               4,800,000
     15,005    New York City Transitional Finance Authority Series A           A                      2.550              15,005,000
      2,600    New York City Transitional Finance Authority Revenue
                  (Future Tax Secured Series C)                                A                      3.200               2,600,000
      3,700    New York City Transitional Finance Authority Revenue
                  (Future Tax Secured SubSeries B-2)                           A                      3.200               3,700,000
      4,200    New York City Trust for Cultural Resources Revenue
                  (Asia Society)                                               A                      2.600               4,200,000
      7,765    New York City Trust for Cultural Resources
                  Revenue (American Museum of Natural History-Series A)        A                      2.350               7,765,000
      2,800    New York City Trust for Cultural Resources
                  Revenue (American Museum of Natural History-Series B)        A                      4.500               2,800,000
      4,935    New York City Trust for Cultural Resources
                  Revenue (Carnegie Hall)                                      A                      2.200               4,935,000
      4,100    Niagara Falls Toll Bridge Commission                            A                      2.350               4,100,000

 PRINCIPAL
  AMOUNT
  (000)                                                                  MATURITY DATES           INTEREST RATES        VALUE
-----------                                                           --------------------        --------------   ----------------
MUNICIPAL BONDS AND NOTES--(CONCLUDED)

   $  1,500    Oyster Bay Revenue Anticipation Notes                        09/28/01                  5.125%       $      1,501,658
      7,700    Port Authority of New York & New Jersey (Versatile
                  Structure-Obligation-Series 2)                               A                      3.200               7,700,000
      5,000    Riverhead Central School District Tax Anticipation
                  Notes                                                     06/01/02                  3.125               5,013,439
      1,875    Saratoga Springs School District Bond Anticipation
                  Notes                                                     12/19/01                  3.500               1,880,611
      6,470    Suffolk County Tax Anticipation Notes                        09/10/01                  4.750               6,475,810
     22,465    Suffolk County Water Authority Bond Anticipation Notes          A                  2.450 to 2.900         22,465,000
      8,000    Triborough Bridge & Tunnel Authority Revenues General
                  Purpose Bond Anticipation Note Series A-1                 01/17/02                  5.000               8,079,952
     11,000    Triborough Bridge & Tunnel Authority Special
                  Obligation (Series C)                                        A                      2.350              11,000,000
     14,600    Triborough Bridge & Tunnel Authority Special
                  Obligation (Series D)                                        A                      2.350              14,600,000
      8,000    Triborough Bridge & Tunnel Authority Special Obligation
                  (Series N15-Reg D)                                           A                      3.000               8,000,000
      3,500    West Irondequoit Central School District Bond
                  Anticipation Notes                                        07/12/02                  3.000               3,513,615
      5,300    West Seneca Central School District Tax Anticipation
                  Notes                                                     01/15/02                  3.250               5,317,715
     10,612    Yonkers Industrial Development Agency (Consumers Union
                  Facility)                                                    A                      2.500              10,612,000
      5,000    Yorktown Central School District Tax Anticipation Notes      06/28/02                  3.250               5,028,493
                                                                                                                   ----------------
Total Municipal Bonds and Notes (cost--$533,984,768)                                                                    533,984,768
                                                                                                                   ----------------
TAX-EXEMPT COMMERCIAL PAPER--12.70%

      4,200    New York State Dormitory Authority Revenue
                  Mount Sinai                                         08/01/01 to 08/08/01        2.550 to 2.650          4,200,000
      7,600    New York State Power Authority                         07/09/01 to 10/08/01        2.650 to 2.850          7,600,000
     11,000    New York State Thruway Authority General Revenue       09/05/01 to 09/11/01        2.550 to 2.600         11,000,000
     26,000    Metropolitan Transportation Authority                  07/11/01 to 08/29/01        2.600 to 3.350         26,000,000
      4,650    Port Authority of New York & New Jersey                10/11/01 to 10/18/01        2.550 to 2.700          4,650,000
     19,500    Puerto Rico Commonwealth Government Development Bank   07/13/01 to 09/21/01        2.600 to 3.100         19,500,000
                                                                                                                   ----------------
Total Tax-Exempt Commercial Paper (cost--$72,950,000)                                                                    72,950,000
                                                                                                                   ----------------
Total Investments (cost--$606,934,768 which approximates cost for federal
   income purposes)--105.65%                                                                                            606,934,768
Liabilities in excess of other assets--(5.65)%                                                                          (32,444,377)
                                                                                                                   ----------------
Net Assets (applicable to 574,614,680 shares of beneficial interest at
   $1.00 share)--100.00%                                                                                               $574,490,391
                                                                                                                   ================

----------
A Variable rate demand notes are payable on demand. The interest rates shown are current rates as of June 30, 2001 and reset periodically.

                       Weighted average maturity--50 days

                 See accompanying notes to financial statements

UBS PAINEWEBBER RMA NEW JERSEY MUNICIPAL MONEY FUND

STATEMENT OF NET ASSETS                                            JUNE 30, 2001

 PRINCIPAL
  AMOUNT
  (000)                                                                  MATURITY DATES           INTEREST RATES        VALUE
-----------                                                           --------------------        --------------   ----------------
MUNICIPAL BONDS AND NOTES--90.96%

$     2,440    New Jersey Economic Development Authority (Avalon
                  Hotel Associates)                                            A                      2.500%       $      2,440,000
      2,500    New Jersey Economic Development Authority (Chambers
                  Cogeneration)                                       07/09/01 to 09/07/01        2.550 to 3.050          2,500,000
      1,450    New Jersey Economic Development Authority (Church
                  and Dwight Co. Project)                                      A                      2.450               1,450,000
      3,750    New Jersey Economic Development Authority (Danic
                  Urban Renewel)                                               A                      2.200               3,750,000
        775    New Jersey Economic Development Authority (Economic
                  Growth Series B)                                             A                      2.500                 775,000
      2,070    New Jersey Economic Development Authority (Economic
                  Growth Series C)                                             A                      2.500               2,070,000
        550    New Jersey Economic Development Authority (Economic
                  Growth Series D-1)                                           A                      2.600                 550,000
      4,700    New Jersey Economic Development Authority (El Dorado
                  Terminals A)                                                 A                      3.100               4,700,000
      1,390    New Jersey Economic Development Authority (Greater
                  Mercer County Series G)                                      A                      2.500               1,390,000
        300    New Jersey Economic Development Authority (Hoffman
                  Louisiana Roche Inc. Project)                                A                      3.200                 300,000
      1,125    New Jersey Economic Development Authority (Investment
                  Co. LLC)                                                     A                      2.700               1,125,000
      1,970    New Jersey Economic Development Authority (Job Haines
                  Home Project)                                                A                      2.500               1,970,000
        405    New Jersey Economic Development Authority (Kenwood USA
                  Corp. Project)                                               A                      2.650                 405,000
      2,000    New Jersey Economic Development Authority
                  (Lawrenceville School Project)                               A                      2.100               2,000,000
      1,105    New Jersey Economic Development Authority (Marco
                  Holdings LLC Series A)                                       A                      2.700               1,105,000
        865    New Jersey Economic Development Authority (Nash Group
                  1985 Project)                                                A                      2.600                 865,000
        700    New Jersey Economic Development Authority (NJ Natural
                  Gas Co.)                                                     A                      3.050                 700,000
        800    New Jersey Economic Development Authority (NJ Natural
                  Gas Co. Project Series A)                                    A                      2.250                 800,000
      1,000    New Jersey Economic Development Authority (NJ Natural
                  Gas Co. Project Series C)                                    A                      2.400               1,000,000
      1,405    New Jersey Economic Development Authority (Stolthaven
                  Project Series A)                                            A                      3.100               1,405,000
      1,000    New Jersey Economic Development Authority (Thermal
                  Energy Limited Partnership)                                  A                      2.550               1,000,000
      1,000    New Jersey Economic Development Authority (Thermal
                  Energy Limited Partnership)                                  A                      2.550               1,000,000
        320    New Jersey Economic Development Authority Series G              A                      2.550                 320,000
      3,000    New Jersey Economic Development Authority Series N3             A                      2.800               3,000,000
      2,200    New Jersey Educational Facilities Authority (College
                  of New Jersey Series A)                                      A                      2.600               2,200,000
      3,535    New Jersey Educational Facilities Authority (Institute
                  for Advanced Study Series B)                              07/01/01                  6.350               3,535,000
      3,000    New Jersey Health Care Facilities Authority
                  (Hackettstown Community Hospital)                            A                      2.500               3,000,000
      2,000    New Jersey State General Obligation                          08/01/01                  5.800               2,002,586
      1,000    New Jersey State Transportation Trust Fund Authority
                  (Transportation Systems Series A)                         06/15/02                  6.000               1,030,244
      1,000    New Jersey State Transportation Trust Fund Authority
                  (Transportation Systems Series B)                         06/15/02                  5.000               1,020,334
      5,600    New Jersey State Turnpike Authority                             A                      2.450               5,600,000
      2,000    New Jersey State Turnpike Authority (Putters
                  Series 155)                                                  A                      2.530               2,000,000
        500    New Jersey Wastewater Treatment Trust                        03/01/02                  4.250                 503,404
      1,055    New Jersey Water Supply Authority Revenue (Refunding
                  Water Systems Delaware and Raritan Systems)               11/01/01                  5.000               1,060,935

 PRINCIPAL
  AMOUNT
  (000)                                                                  MATURITY DATES           INTEREST RATES        VALUE
-----------                                                           --------------------        --------------   ----------------
MUNICIPAL BONDS AND NOTES--(CONCLUDED)

$       926    Cumberland County New Jersey Bond Anticipation
                  Notes                                                     10/03/01                  4.650%       $        926,569
      1,000    Essex County Bond Anticipation Notes                         07/27/01                  4.750               1,000,238
      1,500    Essex County Improvement Authority Revenue                      A                      2.600               1,500,000
      1,000    Essex County Improvement Authority Revenue Bond
                  Anticipation Notes                                        08/09/01                  5.000               1,000,562
      1,500    Essex County Improvement Authority Revenue
                  (County Asset Sale Project)                                  A                      2.600               1,500,000
        600    Essex County Improvement Authority Revenue
                  Pooled Government                                            A                      2.000                 600,000
      1,000    Mercer County Improvement Authority (Atlantic
                  Foundation)                                                  A                      2.630               1,000,000
      3,350    Monmouth County Improvement Authority Pooled
                  Government                                                   A                      2.300               3,350,000
      2,845    Monmouth County Improvement Authority Capital
                  Equipment Pooled Lease                                    10/01/01                  4.500               2,855,848
      1,000    Ocean County New Jersey Utility Authority                    01/01/02                  5.000               1,009,068
      3,100    Salem County Pollution Control Financing
                  (Refunding Atlantic City Electric Series A)                  A                      2.450               3,100,000
        900    Union County Pollution Control Finance Authority                                   2.000 to 2.550
                  (Exxon Project)                                              A                                            900,000
      1,110    Cherry Hill Township New Jersey Series A                     07/15/01                  5.125               1,110,885
      3,000    Glen Rock New Jersey Bond Anticipation Notes                 02/08/02                  3.350               3,012,270
      1,000    Jefferson Township Bond Anticipation Notes                   07/13/01                  4.750               1,000,116
      1,000    Jersey City Redevelopment Authority Multi-Family
                  Housing (Dickson Mills)                                      A                      2.400               1,000,000
        700    Port Authority of New York and New Jersey Series 2              A                      3.200                 700,000
        300    Port Authority of New York and New Jersey Series 4              A                      3.300                 300,000
        700    Port Authority of New York and New Jersey Series 6              A                      3.300                 700,000
      1,000    Port Authority of New York and New Jersey Series M8             A                      2.900               1,000,000
      2,000    Port Authority of New York and New Jersey
                  (Versatile Structure Obligation Series 5)                    A                      3.100               2,000,000
      1,376    Sparta Township Bond Anticipation Notes                      06/07/02                  3.400               1,384,164
      1,400    Trenton New Jersey Temporary Notes                           10/19/01                  4.500               1,400,482
      1,000    Woodbridge Township Bond Anticipation Notes                  07/27/01                  4.750               1,000,286
      1,000    Puerto Rico Commonwealth (Putters Series 204)                   A                      2.380               1,000,000
                                                                                                                   ----------------
Total Municipal Bonds and Notes (cost--$92,922,991)                                                                      92,922,991
                                                                                                                   ----------------
TAX-EXEMPT COMMERCIAL PAPER--8.74%

      1,000    New Jersey Educational Facilities Authority
                  Princeton                                                 08/27/01                  2.450               1,000,000
      2,835    Port Authority of New York and New Jersey              08/08/01 to 10/05/01        2.550 to 2.600          2,835,000
      4,099    Puerto Rico Commonwealth Government Development
                  Bank                                                07/23/01 to 09/28/01            3.000               4,099,000
      1,000    Salem County Pollution Control Financing                     09/06/01                  2.550               1,000,000
                                                                                                                   ----------------
                                                                                                                          8,934,000
                                                                                                                   ----------------

 NUMBER OF
  SHARES
-----------
MONEY MARKET FUND--2.15%

  2,200,000    Federated New Jersey Municipal Cash Trust
                  (cost--$2,200,000)                                           A                      2.530               2,200,000
                                                                                                                   ----------------
Total Investments (cost--$104,056,991 which approximates cost for
   federal income tax purposes)--101.85%                                                                                104,056,991
Liabilities in excess of other assets--(1.85)%                                                                           (1,894,507)
                                                                                                                   ----------------
Net Asets (applicable to 102,158,132 shares of beneficial interest at
   $1.00 per share)--100.00%                                                                                           $102,162,484
                                                                                                                   ================

----------
A Variable rate demand notes are payable on demand. The interest rates shown are current rates as of June 30, 2001 and reset periodically.

                       Weighted average maturity--39 days

                 See accompanying notes to financial statements

UBS PAINEWEBBER RMA

STATEMENT OF OPERATIONS

                                                                           FOR THE YEAR ENDED JUNE 30,2001
                                            ---------------------------------------------------------------------------------------
                                                                    U.S.                     CALIFORNIA     NEW YORK     NEW JERSEY
                                             MONEY MARKET       GOVERNMENT      TAX-FREE      MUNICIPAL     MUNICIPAL     MUNICIPAL
                                              PORTFOLIO          PORTFOLIO        FUND       MONEY FUND    MONEY FUND    MONEY FUND
                                            ---------------    ------------   ------------   -----------   -----------   ----------
INVESTMENT INCOME:
Interest                                    $ 1,272,592,522    $105,248,803   $122,061,715   $24,589,481   $19,227,035   $3,610,717
                                            ---------------    ------------   ------------   -----------   -----------   ----------

EXPENSES:
Investment advisory and administration          105,884,598       7,409,497     13,362,302     3,396,688     2,507,290      507,316
Distribution fees                                        --       2,301,664      4,017,515       913,485       661,237      121,782
Transfer agency and related services fees        13,856,270         307,415        802,913       181,404       111,425       43,320
Custody and accounting                            2,117,692         195,153        321,175        83,084        54,893       14,146
Federal and state registration                    1,862,913          80,121        242,452        76,433        85,941       12,594
Reports and notices to shareholders                 844,016          40,068        102,600        36,700        76,375       19,900
Insurance                                           732,608              --        121,267        68,005        30,412       19,874
Professional fees                                   223,856          69,801         99,500        73,300        71,728       44,900
Directors'/Trustees' fees                            10,500          10,500         10,500        10,500        10,500       10,500
Other expenses                                       88,211           1,957         74,816         8,074        28,850        4,438
                                            ---------------    ------------   ------------   -----------   -----------   ----------
                                                125,620,664      10,416,176     19,155,040     4,847,673     3,638,651      798,770
                                            ---------------    ------------   ------------   -----------   -----------   ----------
Net investment income                         1,146,971,858      94,832,627    102,906,675    19,741,808    15,588,384    2,811,947
NET REALIZED GAIN (LOSS) FROM
  INVESTMENT TRANSACTIONS                        (3,082,725)         33,833         64,269        39,561        80,148        9,089
                                            ---------------    ------------   ------------   -----------   -----------   ----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                $ 1,143,889,133    $ 94,866,460   $102,970,944   $19,781,369   $15,668,532   $2,821,036
                                            ===============    ============   ============   ===========   ===========   ==========

                 See accompanying notes to financial statements

STATEMENT OF CHANGES IN NET ASSETS

                                                                      FOR THE YEARS ENDED
                                                                           JUNE 30,
                                                             ------------------------------------
                                                                   2001                2000
                                                             ----------------    ----------------
UBS PAINEWEBBER RMA MONEY MARKET PORTFOLIO

FROM OPERATIONS:
Net investment income                                        $  1,146,971,858    $    791,425,383
Net realized gain (loss) from investment transactions              (3,082,725)             73,478
                                                             ----------------    ----------------
Net increase in net assets resulting from operations            1,143,889,133         791,498,861
                                                             ----------------    ----------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income                                          (1,146,971,858)       (791,425,383)
                                                             ----------------    ----------------
Net increase in net assets from capital share transactions      6,790,929,305       2,374,975,841
                                                             ----------------    ----------------
Net increase in net assets                                      6,787,846,580       2,375,049,319

NET ASSETS:
Beginning of year                                              15,821,189,433      13,446,140,114
                                                             ----------------    ----------------
End of year                                                  $ 22,609,036,013    $ 15,821,189,433
                                                             ================    ================

UBS PAINEWEBBER RMA U.S. GOVERNMENT PORTFOLIO

FROM OPERATIONS:
Net investment income                                        $     94,832,627    $     74,784,444
Net realized gain from investment transactions                         33,833              16,750
                                                             ----------------    ----------------
Net increase in net assets resulting from operations               94,866,460          74,801,194
                                                             ----------------    ----------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income                                             (94,832,627)        (74,784,444)
                                                             ----------------    ----------------
Net increase in net assets from capital share transactions        329,424,207         316,234,950
                                                             ----------------    ----------------
Net increase in net assets                                        329,458,040         316,251,700

NET ASSETS:
Beginning of year                                               1,670,845,369       1,354,593,669
                                                             ----------------    ----------------
End of year                                                  $  2,000,303,409    $  1,670,845,369
                                                             ================    ================


                  See accompanying notes to financial statements

                                                                                   FOR THE YEARS ENDED
                                                                                        JUNE 30,
                                                                           ----------------------------------
                                                                                 2001               2000
                                                                           ---------------    ---------------
UBS PAINEWEBBER RMA TAX - FREE FUND, INC

FROM OPERATIONS:
Net investment income                                                      $   102,906,675    $    82,357,531
Net realized gain from investment transactions                                      64,269             66,339
                                                                           ---------------    ---------------
Net increase in net assets resulting from operations                           102,970,944         82,423,870
                                                                           ---------------    ---------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income                                                         (102,979,684)       (82,357,531)
                                                                           ---------------    ---------------
Net increase in net assets from capital share transactions                     692,281,291        168,873,461
                                                                           ---------------    ---------------
Net increase in net assets                                                     692,272,551        168,939,800

NET ASSETS:
Beginning of year                                                            2,593,877,713      2,424,937,913
                                                                           ---------------    ---------------
End of year                                                                $ 3,286,150,264    $ 2,593,877,713
                                                                           ===============    ===============

UBS PAINEWEBBER RMA CALIFORNIA MUNICIPAL MONEY FUND

FROM OPERATIONS:
Net investment income                                                      $    19,741,808    $    16,469,736
Net realized gain from investment transactions                                      39,561                  3
                                                                           ---------------    ---------------
Net increase in net assets resulting from operations                            19,781,369         16,469,739
                                                                           ---------------    ---------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income                                                          (19,741,808)       (16,469,736)
                                                                           ---------------    ---------------
Net increase in net assets derived from beneficial interest transactions       133,497,738         51,128,544
                                                                           ---------------    ---------------
Net increase in net assets                                                     133,537,299         51,128,547

NET ASSETS:
Beginning of year                                                              626,424,155        575,295,608
                                                                           ---------------    ---------------
End of year                                                                $   759,961,454    $   626,424,155
                                                                           ===============    ===============

                  See accompanying notes to financial statements

                                                                                 FOR THE YEARS ENDED
                                                                                      JUNE 30,
                                                                           ------------------------------
                                                                                2001             2000
                                                                           -------------    -------------
UBS PAINEWEBBER RMA NEW YORK MUNICIPAL MONEY FUND

FROM OPERATIONS:
Net investment income                                                      $  15,588,384    $  12,540,286
Net realized gain from investment transactions                                    80,148               --
                                                                           -------------    -------------
Net increase in net assets resulting from operations                          15,668,532       12,540,286
                                                                           -------------    -------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income                                                        (15,588,384)     (12,540,286)
                                                                           -------------    -------------
Net increase in net assets derived from beneficial interest transactions     137,157,062       64,373,459
                                                                           -------------    -------------
Net increase in net assets                                                   137,237,210       64,373,459

NET ASSETS:
Beginning of year                                                            437,253,181      372,879,722
                                                                           -------------    -------------
End of year                                                                $ 574,490,391    $ 437,253,181
                                                                           =============    =============

UBS PAINEWEBBER RMA NEW JERSEY MUNICIPAL MONEY FUND

FROM OPERATIONS:
Net investment income                                                      $   2,811,947    $   2,556,532
Net realized gain from investment transactions                                     9,089               --
                                                                           -------------    -------------
Net increase in net assets resulting from operations                           2,821,036        2,556,532
                                                                           -------------    -------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income                                                         (2,811,947)      (2,556,532)
                                                                           -------------    -------------
Net increase in net assets derived from beneficial interest transactions       8,877,399       30,303,941
                                                                           -------------    -------------
Net increase in net assets                                                     8,886,488       30,303,941

NET ASSETS:
Beginning of year                                                             93,275,996       62,972,055
                                                                           -------------    -------------
End of year                                                                $ 102,162,484    $  93,275,996
                                                                           =============    =============

                  See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

      UBS PaineWebber RMA Money Fund, Inc. (the "Corporation") and UBS PaineWebber RMA Tax-Free Fund, Inc. ("RMA Tax-Free") were organized under the laws of Maryland on July 2, 1982 and are registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as open-end management investment companies. RMA Tax-Free is a diversified mutual fund and the Corporation is a series mutual fund with three portfolios, each of which are diversified series: UBS PaineWebber RMA Money Market Portfolio ("Money Market Portfolio"), UBS PaineWebber RMA U.S. Government Portfolio ("U.S. Government Portfolio") and UBS PaineWebber Retirement Money Fund. The financial statements of UBS PaineWebber Retirement Money Fund are not included herein.

      UBS PaineWebber Managed Municipal Trust ("Managed Municipal Trust") and UBS PaineWebber Municipal Money Market Series ("Municipal Money Market Series") were organized under Massachusetts law by Declarations of Trust dated November 21, 1986 and September 14, 1990, respectively, and are registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as open-end management investment companies. Managed Municipal Trust currently offers two non-diversified series: UBS PaineWebber RMA California Municipal Money Fund ("RMA California") and UBS PaineWebber RMA New York Municipal Money Fund ("RMA New York"). Municipal Money Market Series currently offers one non-diversified series of mutual funds: UBS PaineWebber RMA New Jersey Municipal Money Fund ("RMA New Jersey", and when referred together with Money Market Portfolio, U.S. Government Portfolio, RMA Tax-Free, RMA California and RMA New York collectively, the "Funds").

      The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires the Funds' management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

      VALUATION AND ACCOUNTING FOR INVESTMENTS AND INVESTMENT INCOME--Investments are valued at amortized cost which approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

      REPURCHASE AGREEMENTS--The Money Market Portfolio's and U.S. Government Portfolio's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each fund occasionally participates in joint repurchase agreement transactions with other funds managed by Brinson Advisors.

      DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

      The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.

      Additionally, RMA California, RMA New York and RMA New Jersey follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting each state and certain of their public bodies and municipalities may affect the ability of issuers within each state to pay interest on, or repay principal of, municipal obligations held by each of those Funds.

INVESTMENT ADVISOR AND ADMINISTRATOR

      Each Fund has entered into a board approved Investment Advisory and Administration Contract ("Advisory Contract") with UBS PaineWebber Inc. ("UBS PaineWebber"), under which UBS PaineWebber serves as investment advisor and administrator. UBS PaineWebber is an indirect wholly owned subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. In accordance with the Advisory Contract, each Fund pays UBS PaineWebber an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

                                                                          ANNUAL
            AVERAGE DAILY NET ASSETS                                       RATE
            ------------------------                                      ------
            MONEY MARKET PORTFOLIO AND RMA NEW JERSEY:
            All                                                            0.50%

            U.S. GOVERNMENT PORTFOLIO, RMA CALIFORNIA AND RMA NEW YORK:
            Up to $300 million                                             0.50
            In excess of $300 million up to $750 million                   0.44
            Over $750 million                                              0.36

            RMA TAX-FREE:
            Up to $1.0 billion                                             0.50
            In excess of $1.0 billion up to $1.5 billion                   0.44
            Over $1.5 billion                                              0.36

      At June 30, 2001, the Funds owed UBS PaineWebber for investment advisory and administration fees as follows:

            Money Market Portfolio                                   $9,376,582
            U.S. Government Portfolio                                   665,817
            RMA Tax-Free                                              1,127,055
            RMA California                                              291,841
            RMA New York                                                224,400
            RMA New Jersey                                               43,550

      Brinson Advisors, Inc. ("Brinson Advisors," formerly known as Mitchell Hutchins Asset Management Inc.) serves as sub-advisor and sub-administrator to the Funds pursuant to a Sub-Advisory and Sub-Administration Contract between UBS PaineWebber and Brinson Advisors ("Sub-Advisory Contract"). Brinson Advisors is an indirect wholly owned asset management subsidiary of UBS AG. In accordance with the contract, UBS PaineWebber (not the Funds) pays Brinson Advisors a fee, accrued daily and paid monthly, at an annual rate of 20% of the fee paid by the Funds to UBS PaineWebber under the Advisory Contract.

DISTRIBUTION PLAN

      Brinson Advisors is the principal underwriter of each Funds' shares. Under the plans of distribution, U.S. Government Portfolio, RMA Tax-Free, RMA California and RMA New York are authorized to pay UBS PaineWebber a monthly service fee at the annual rate of up to 0.15% of average daily net assets and RMA New Jersey is authorized to pay at the annual rate of up to 0.12% of average daily net assets for providing certain shareholder services. Currently, Brinson Advisors is compensated for providing such services at the annual rate of 0.125% for each of those Funds except for RMA New Jersey, which pays at the annual rate of 0.12%. No such fees are charged by Brinson Advisors for the similar services it provides for the Money Market Portfolio. At June 30, 2001, the Funds owed UBS PaineWebber for such service fees as follows:

            U.S. Government Portfolio                                  $208,926
            RMA Tax-Free                                                339,968
            RMA California                                               79,073
            RMA New York                                                 71,456
            RMA New Jersey                                               10,452

SECURITIES LENDING

      Each Fund may lend securities up to 33 1/3% of its total assets to qualified institutions. The loans are secured at all times by cash or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest, determined on a daily basis and adjusted accordingly. The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Funds receive compensation, which is included in interest income, for lending its securities from interest earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. For the year ended June 30, 2001, U.S. Government Portfolio earned $319,243 for lending its securities, net of rebates, fees and expenses, and UBS PaineWebber earned $108,085 in compensation as the Fund's lending agent. At June 30, 2001, U.S. Government Portfolio owed UBS PaineWebber $12,466 in compensation for its services as lending agent. UBS PaineWebber also has been approved as a borrower under the Funds' securities lending program.

      At June 30, 2001, U.S. Government Portfolio had securities on loan having a market value of $189,123,200. The Fund's custodian held cash having an aggregate value of $195,115,406 as collateral for portfolio securities loaned which was invested as follows:

             PRINCIPAL
               AMOUNT                                                    VALUE
             ---------                                                 ---------
            100,000,000  Repurchase Agreement dated 06/29/01
                            with First Boston Corp.,
                            collateralized by $74,477,000
                            U.S. Treasury Bonds, 9.250% due
                            02/15/16 (value--$101,999,975);
                            proceeds: $100,032,667                  $100,000,000

            NUMBER OF
             SHARES
            ---------
             95,115,406  AIM Short Term Investment Trust
                         Treasury Portfolio                           95,115,406
                                                                     -----------
                         Total investments of cash
                            collateral received for
                            securities loaned
                            (cost--$195,115,406)                    $195,115,406
                                                                    ============

TRANSFER AGENCY AND RELATED SERVICES FEES

      UBS PaineWebber provides transfer agency and related services to the Funds pursuant to a delegation of authority from PFPC, Inc., the Funds' transfer agent, and is compensated for these services by PFPC, Inc., not the Funds. For the year ended June 30, 2001, UBS PaineWebber received an approximate percentage of total transfer agency and related services fees from PFPC, Inc., not the Funds, as follows:

            Money Market Portfolio                                          56%
            U.S. Government Portfolio                                       55%
            RMA Tax-Free                                                    55%
            RMA California                                                  55%
            RMA New York                                                    55%
            RMA New Jersey                                                  58%

OTHER LIABILITIES

      At June 30, 2001, the Funds had the following liabilities outstanding:

                                                                    PAYABLE FOR
                                                       DIVIDENDS    INVESTMENTS
                                                        PAYABLE      PURCHASED
                                                      -----------   ------------
            Money Market Portfolio                    $24,027,038   $204,400,000
            U.S. Government Portfolio                   2,036,186             --
            RMA Tax-Free                                2,170,153     73,482,858
            RMA California                                469,375     92,298,191
            RMA New York                                  341,076     35,131,985
            RMA New Jersey                                 58,093      3,397,875

MONEY MARKET FUND INSURANCE BOND

      Each Fund (except U.S. Government Portfolio) obtained an insurance bond that provides limited coverage for certain loss events involving certain money market instruments held by each Fund. These loss events include non-payment of principal or interest or a bankruptcy or insolvency of the issuer or credit enhancement provider (if any). The insurance bond provides for coverage up to $200 million for a number of funds with a deductible of 10 basis points (0.10%) of the total assets of each Fund for First Tier Securities and 50 basis points (0.50%) of the total assets of each Fund for Second Tier Securities, in each case determined as of the close of business on the first business day prior to the loss event. In the event of a loss covered under the insurance bond, each Fund would expect to retain the security in its portfolio, rather than having to sell it at its current market value, until the date of payment of the loss, which is generally no later than the maturity of the security. While the policy is intended to provide some protection against credit risk and to help each Fund maintain a constant price per share of $1.00, there is no guarantee that the insurance will do so. For the year ended June 30, 2001, the Funds did not use this insurance bond.

FEDERAL TAX STATUS

      Each Fund intends to distribute all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Funds do not intend to be subject to federal excise tax.

      At June 30, 2001, the following Funds had net capital loss carryforwards available as reductions, to the extent provided in the regulations, of future net realized capital gains. These losses expire as follows:

                                                                      CALIFORNIA
          FISCAL YEAR                   MONEY MARKET     TAX-FREE     MUNICIPAL
            ENDING                       PORTFOLIO         FUND       MONEY FUND
                                        ------------     --------     ----------
            2002                                 --      $134,476      $ 80,073
            2003                         $2,128,908            --        27,970
            2004                                 --         9,645        23,373
                                         ----------      --------      --------
                                         $2,128,908      $144,121      $131,416
                                         ==========      ========      ========

      In accordance with U.S. Treasury regulations, the Money Market Portfolio and RMA California have elected to defer, respectively, $3,339,265 and $1,860 of net realized capital losses arising after October 31, 2000. Such losses are treated for tax purposes as arising on July 1, 2001.

BANK LINE OF CREDIT

      RMA Tax-Free may participate with other funds managed by Brinson Advisors in a $200 million committed credit facility ("Facility") to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of RMA Tax-Free at the request of the shareholders and other temporary or emergency purposes. In connection therewith, RMA Tax-Free has agreed to pay a commitment fee, pro rata, based on the relative asset size of the funds in the Facility. Interest is charged to RMA Tax-Free at rates based on prevailing market rates in effect at the time of borrowings. On December 29, 2000, RMA Tax-Free borrowed $91,900,000 under the Facility for four days at a rate of 7.15%, which resulted in $73,009 of interest expense. RMA Tax-Free did not borrow under the Facility at any other time during the year ended June 30, 2001.

CAPITAL SHARE TRANSACTIONS

      There are 60 billion $0.001 par value authorized shares of common stock relating to Money Market Portfolio, 10 billion $0.001 par value authorized shares of common stock relating to the U.S. Government Portfolio and 20 billion $0.001 par value authorized shares of common stock relating to RMA Tax-Free. Transactions in capital shares, at $1.00 per share, were as follows:

YEAR ENDED                             MONEY MARKET      U.S. GOVERNMENT       TAX-FREE
JUNE 30,2001:                           PORTFOLIO           PORTFOLIO            FUND
                                     ----------------    ---------------    ---------------
Shares sold                           161,726,241,398     11,087,530,733     21,741,287,432
Shares repurchased                   (156,054,592,078)   (10,851,110,879)   (21,150,089,400)
Dividends reinvested                    1,119,279,985         93,004,353        101,083,259
                                     ----------------    ---------------    ---------------
Net increase in shares outstanding      6,790,929,305        329,424,207        692,281,291
                                     ================    ===============    ===============

YEAR ENDED                             MONEY MARKET      U.S. GOVERNMENT       TAX-FREE
JUNE 30,2000:                           PORTFOLIO           PORTFOLIO            FUND
                                     ----------------    ---------------    ---------------
Shares sold                           104,443,038,028      8,620,543,209     16,326,207,165
Shares repurchased                   (102,838,070,318)    (8,377,198,200)   (16,237,766,244)
Dividends reinvested                      770,008,131         72,889,941         80,432,540
                                     ----------------    ---------------    ---------------
Net increase in shares outstanding      2,374,975,841        316,234,950        168,873,461
                                     ================    ===============    ===============

BENEFICIAL INTEREST

      There is an unlimited amount of $0.001 par value shares of beneficial interest authorized for RMA California, RMA New York and RMA New Jersey. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                       CALIFORNIA         NEW YORK        NEW JERSEY
YEAR ENDED                              MUNICIPAL         MUNICIPAL        MUNICIPAL
JUNE 30,2001:                          MONEY FUND        MONEY FUND       MONEY FUND
                                     --------------    --------------    ------------
Shares sold                           4,428,426,525     4,309,614,855     826,979,088
Shares repurchased                   (4,314,257,512)   (4,187,708,277)   (820,856,612)
Dividends reinvested                     19,328,725        15,250,484       2,754,923
                                     --------------    --------------    ------------
Net increase in shares outstanding      133,497,738       137,157,062       8,877,399
                                     ==============    ==============    ============

                                       CALIFORNIA         NEW YORK        NEW JERSEY
YEAR ENDED                              MUNICIPAL         MUNICIPAL        MUNICIPAL
JUNE 30,2000:                          MONEY FUND        MONEY FUND       MONEY FUND
                                     --------------    --------------    ------------
Shares sold                           3,492,170,914     3,076,372,707     621,628,206
Shares repurchased                   (3,457,112,277)   (3,024,185,987)   (593,778,319)
Dividends reinvested                     16,069,907        12,186,739       2,454,054
                                     --------------    --------------    ------------
Net increase in shares outstanding       51,128,544        64,373,459      30,303,941
                                     ==============    ==============    ============

UBS PAINEWEBBER RMA MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected data for a share of common stock outstanding throughout each year is presented below:

                                                                      FOR THE YEARS ENDED JUNE 30,
                                              --------------------------------------------------------------------------
                                                  2001            2000            1999            1998           1997
                                              -----------     -----------     -----------     -----------     ----------
Net asset value, beginning of year            $      1.00     $      1.00     $      1.00     $      1.00     $     1.00
                                              -----------     -----------     -----------     -----------     ----------
Net investment income                               0.055           0.052           0.046           0.051          0.049
Dividends from net investment income               (0.055)         (0.052)         (0.046)         (0.051)        (0.049)
                                              -----------     -----------     -----------     -----------     ----------
Net asset value, end of year                  $      1.00     $      1.00     $      1.00     $      1.00     $     1.00
                                              ===========     ===========     ===========     ===========     ==========

Total investment return(1)                           5.61%           5.29%           4.76%           5.21%          5.04%
                                              ===========     ===========     ===========     ===========     ==========
Ratios/Supplemental Data:
Net assets, end of year (000's)               $22,609,036     $15,821,189     $13,446,140     $11,135,226     $8,673,055
Expenses to average net assets                       0.59%           0.59%           0.59%           0.60%          0.59%
Net investment income to average net assets          5.42%           5.19%           4.64%           5.09%          4.94%

----------
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and distributions at net asset value on the ex-divided dates, and a sale at net asset value on the last day of each year reported.

UBS PAINEWEBBER RMA U.S. GOVERNMENT PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected data for a share of common stock outstanding throughout each year is presented below:

                                                                   FOR THE YEARS ENDED JUNE 30,
                                              ----------------------------------------------------------------------
                                                 2001           2000           1999           1998           1997
                                              ----------     ----------     ----------     ----------     ----------
Net asset value, beginning of year            $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                              ----------     ----------     ----------     ----------     ----------
Net investment income                              0.052          0.048          0.044          0.049          0.048
Dividends from net investment income              (0.052)        (0.048)        (0.044)        (0.049)        (0.048)
                                              ----------     ----------     ----------     ----------     ----------
Net asset value, end of year                  $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                              ==========     ==========     ==========     ==========     ==========
Total investment return(1)                          5.31%          4.88%          4.45%          5.05%          4.88%
                                              ==========     ==========     ==========     ==========     ==========
Ratios/Supplemental Data:
Net assets, end of year (000's)               $2,000,303     $1,670,845     $1,354,594     $1,179,575     $1,083,866
Expenses to average net assets                      0.57%          0.59%          0.60%          0.57%          0.62%
Net investment income to average net assets         5.15%          4.81%          4.35%          4.93%          4.78%

----------
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and distributions at net asset value on the ex-divided dates, and a sale at net asset value on the last day of each year reported.

UBS PAINEWEBBER RMA TAX-FREE FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of common stock outstanding throughout each year is presented below:

                                                                    FOR THE YEARS ENDED JUNE 30,
                                              ----------------------------------------------------------------------
                                                 2001           2000           1999           1998           1997
                                              ----------     ----------     ----------     ----------     ----------
Net asset value, beginning of year            $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                              ----------     ----------     ----------     ----------     ----------
Net investment income                              0.032          0.031          0.026          0.031          0.029
Dividends from net investment income              (0.032)        (0.031)        (0.026)        (0.031)        (0.029)
                                              ----------     ----------     ----------     ----------     ----------
Net asset value, end of year                  $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                              ==========     ==========     ==========     ==========     ==========
Total investment return(1)                          3.28%          3.10%          2.67%          3.10%          2.98%
                                              ==========     ==========     ==========     ==========     ==========
Ratios/Supplemental Data:
Net assets, end of year (000's)               $3,286,150     $2,593,878     $2,424,938     $2,271,969     $2,065,920
Expenses to average net assets                      0.59%          0.60%          0.59%          0.58%          0.61%
Net investment income to average net assets         3.20%          3.06%          2.63%          3.06%          2.94%

----------
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and distributions at net asset value on the ex-divided dates, and a sale at net asset value on the last day of each year reported.

UBS PAINEWEBBER RMA CALIFORNIA MUNICIPAL MONEY FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

                                                              FOR THE YEARS ENDED JUNE 30,
                                              ------------------------------------------------------------
                                                2001         2000         1999         1998         1997
                                              --------     --------     --------     --------     --------
Net asset value, beginning of year            $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                              --------     --------     --------     --------     --------
Net investment income                            0.027        0.026        0.023        0.028        0.028
Dividends from net investment income            (0.027)      (0.026)      (0.023)      (0.028)      (0.028)
                                              --------     --------     --------     --------     --------
Net asset value, end of year                  $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                              ========     ========     ========     ========     ========
Total investment return(1)                        2.75%        2.59%        2.31%        2.87%        2.87%
                                              ========     ========     ========     ========     ========
Ratios/Supplemental Data:
Net assets, end of year (000's)               $759,961     $626,424     $575,296     $566,957     $492,915
Expenses to average net assets                    0.66%        0.65%        0.67%        0.65%        0.62%
Net investment income to average net assets       2.70%        2.56%        2.28%        2.83%        2.83%

----------
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and distributions at net asset value on the ex-divided dates, and a sale at net asset value on the last day of each year reported.

UBS PAINEWEBBER RMA NEW YORK MUNICIPAL MONEY FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

                                                              FOR THE YEARS ENDED JUNE 30,
                                              ------------------------------------------------------------
                                                2001         2000         1999         1998         1997
                                              --------     --------     --------     --------     --------
Net asset value, beginning of year            $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                              --------     --------     --------     --------     --------
Net investment income                            0.030        0.029        0.025        0.029        0.028
Dividends from net investment income            (0.030)      (0.029)      (0.025)      (0.029)      (0.028)
                                              --------     --------     --------     --------     --------
Net asset value, end of year                  $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                              ========     ========     ========     ========     ========
Total investment return(1)                        3.04%        2.93%        2.50%        2.97%        2.85%
                                              ========     ========     ========     ========     ========
Ratios/Supplemental Data:
Net assets, end of year (000's)               $574,490     $437,253     $372,880     $339,391     $274,338
Expenses to average net assets, net
  of waivers(2)                                   0.69%        0.67%        0.65%        0.65%        0.67%
Net investment income to average net assets,
  net of waivers(3)                               2.95%        2.90%        2.46%        2.92%        2.81%

----------
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and distributions at net asset value on the ex-divided dates, and a sale at net asset value on the last day of each year reported.

(2) During the year ended June 30, 1997 Brinson Advisors waived a portion of its advisory and administration fees. Expenses to average net assets excluding the waiver would have been 0.77%.

(3) During the year ended June 30, 1997 Brinson Advisors waived a portion of its advisory and administration fees. Net investment income to average net assets excluding the waiver would have been 2.71%.

UBS PAINEWEBBER RMA NEW JERSEY MUNICIPAL MONEY FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

                                                             FOR THE YEARS ENDED JUNE 30,
                                              --------------------------------------------------------
                                                2001         2000        1999        1998        1997
                                              --------     -------     -------     -------     -------
Net asset value, beginning of year            $   1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                              --------     -------     -------     -------     -------
Net investment income                            0.028       0.027       0.022       0.026       0.026
Dividends from net investment income            (0.028)     (0.027)     (0.022)     (0.026)     (0.026)
                                              --------     -------     -------     -------     -------
Net asset value, end of year                  $   1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                              ========     =======     =======     =======     =======
Total investment return(1)                        2.86%       2.72%       2.21%       2.67%       2.65%
                                              ========     =======     =======     =======     =======
Ratios/Supplemental Data:
Net assets, end of year (000's)               $102,162     $93,276     $62,972     $48,279     $52,324
Expenses to average net assets                    0.79%       0.78%       0.89%       0.85%       0.81%
Net investment income to average net assets       2.77%       2.69%       2.18%       2.64%       2.63%

----------
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and distributions at net asset value on the ex-divided dates, and a sale at net asset value on the last day of each year reported.

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

Boards of Directors and/or Trustees and Shareholders
UBS PaineWebber RMA Money Fund, Inc.
UBS PaineWebber RMA Tax-Free Fund, Inc.
UBS PaineWebber Managed Trust
UBS PaineWebber Municipal Money Market Series

      We have audited the accompanying statements of net assets of UBS PaineWebber RMA Money Fund, Inc. (comprised of UBS PaineWebber RMA Money Market Portfolio and UBS PaineWebber RMA U.S. Government Portfolio), UBS PaineWebber RMA Tax-Free Fund, Inc., UBS PaineWebber Managed Municipal Trust (comprised of UBS PaineWebber RMA California Municipal Money Fund and UBS PaineWebber RMA New York Municipal Money Fund) and UBS PaineWebber Municipal Money Market Series (comprised of UBS PaineWebber RMA New Jersey Municipal Money Fund) (collectively, the "Funds") as of June 30, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned at June 30, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS PaineWebber RMA Money Market Portfolio, UBS PaineWebber RMA U.S. Government Portfolio, UBS PaineWebber RMA Tax-Free Fund, Inc., UBS PaineWebber RMA California Municipal Money Fund, UBS PaineWebber RMA New York Municipal Money Fund and UBS PaineWebber RMA New Jersey Municipal Money Fund at June 30, 2001, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.


                                          /s/ Ernst & Young LLP

New York, New York
August 24, 2001

UBS PAINEWEBBER RMA MONEY MARKET FUNDS

TAX INFORMATION (UNAUDITED)

      We are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within 60 days of each Fund's fiscal year end (June 30, 2001) as to the federal tax status of distributions received by shareholders during such fiscal year. Accordingly, we are advising you that all dividends paid during the period by RMA California, RMA New York, RMA New Jersey and RMA Tax-Free were federally exempt interest dividends. RMA New Jersey had 12.46% of the dividends paid subject to the federal alternative minimum tax for taxpayers during the fiscal year. Except for RMA Tax-Free, all dividends paid by the aforementioned funds were exempt from personal income taxes from their respective states. All of the distributions paid during the fiscal year by RMA Money Market Portfolio and RMA U.S. Government Portfolio were derived from net investment income and are taxable as ordinary income. None of the distributions by any of the above funds qualified for the dividend received deduction available to corporate shareholders.

      Dividends received by qualified tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income. Some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

      Because each Fund's fiscal year is not the calendar year, another notification will be sent in respect of calendar year 2001. The second notification, which will reflect the amount to be used by calendar year taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and will be mailed in January 2002. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in each respective Fund.

                 (This page has been left blank intentionally.)

DIRECTORS/TRUSTEES

E. Garrett Bewkes, Jr.
CHAIRMAN

Margo N. Alexander
Richard Q. Armstrong
Richard R. Burt
Meyer Feldberg
George W. Gowen
Frederic V. Malek
Carl W. Schafer
Brian M. Storms

PRINCIPAL OFFICERS

Brian M. Storms
PRESIDENT

Amy R. Doberman
VICE PRESIDENT AND SECRETARY

Susan P. Ryan
VICE PRESIDENT

Paul H. Schubert
VICE PRESIDENT AND TREASURER

INVESTMENT ADVISOR AND ADMINISTRATOR

UBS PaineWebber Incorporated
1285 Avenue of the Americas
New York, New York 10019-6114

SUBADVISOR, SUBADMINISTRATOR AND PRINCIPAL UNDERWRITER

Brinson Advisors Inc.
51 West 52nd Street
New York, New York 10019-6114

THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF A FUND UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

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